                                                        Registration No. 2-29240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                   / /

                           Pre-Effective Amendment No.           / /

                         Post-Effective Amendment No. 54         /X/
                                                      --
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940               / /

                                Amendment No. 19                 /X/
                                              --

                        (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)

         720 East Wisconsin Avenue, Milwaukee, Wisconsin               53202
----------------------------------------------------------------    ------------
      (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444
                                                  ------------------------------
      JOHN M. BREMER, Senior Vice President, General Counsel and Secretary
             720 East Wisconsin Avenue, Milwaukee, Wisconsin  53202
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

          immediately upon filing pursuant to paragraph (b) of Rule 485
-----
          on (DATE) pursuant to paragraph (b) of Rule 485
-----
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----
  X       on April 30, 1997 pursuant to paragraph (a)(1) of Rule 485
-----
          this post-effective amendment designates a new effective date for a
-----     previously filed post-effective amendment.



THE ISSUER HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE RULE 24f-2 NOTICE FOR ISSUER'S MOST RECENT FISCAL YEAR WAS FILED ON FEBRUARY 18, 1997.

                         NML VARIABLE ANNUITY ACCOUNT B

--------------------------------------------------------------------------------

                              CROSS-REFERENCE SHEET

N-4, Part A                              Heading in
Item                                     Prospectus
---------------                          ----------

    1    . . . . . . . . . . . . . .     Cover Page

    2    . . . . . . . . . . . . . .     Index of Special Terms [      ]

    3    . . . . . . . . . . . . . .     The Contracts, The Fund, Deductions
                                         and Charges, Right to Examine Deferred
                                         Contract, Penalty Tax on Premature
                                         Payments, Expense Table

    4    . . . . . . . . . . . . . .     Accumulation Unit Values, Performance
                                         Data, Financial Statements

    5    . . . . . . . . . . . . . .     The Company, NML Variable Annuity
                                         Account B, The Fund, Voting Rights
    6    . . . . . . . . . . . . . .     Deductions, Distribution of the
                                         Contracts
    7    . . . . . . . . . . . . . .     The Contracts, Owners of the
                                         Contracts, Application of Purchase
                                         Payments, Transfers Between Divisions
                                         and Payment Plans, Substitution and
                                         Change
    8    . . . . . . . . . . . . . .     Variable Payment Plans, Description of
                                         Payment Plans, Amount of Annuity
                                         Payments, Maturity Benefit, Assumed
                                         Investment Rate, Transfers Between
                                         Divisions and Payment Plans
    9    . . . . . . . . . . . . . .     Death Benefit
    10   . . . . . . . . . . . . . .     Amount and Frequency, Application of
                                         Purchase Payments, Net Investment
                                         Factor, Distribution of the Contracts
    11   . . . . . . . . . . . . . .     Withdrawal Amount, Deferment of
                                         Benefit Payments, Right to Examine
                                         Contract
    12   . . . . . . . . . . . . . .     Federal Income Taxes
    13   . . . . . . . . . . . . . .     Not Applicable
    14   . . . . . . . . . . . . . .     Table of Contents for Statement of
                                         Additional Information

--------------------------------------------------------------------------------

N-4, Part B                              Heading in Statement
Item                                     of Additional Information
---------------                          -------------------------

    15   . . . . . . . . . . . . . .     Cover Page
    16   . . . . . . . . . . . . . .     Table of Contents
    17   . . . . . . . . . . . . . .     Not Applicable
    18   . . . . . . . . . . . . . .     Experts
    19   . . . . . . . . . . . . . .     Not Applicable
    20   . . . . . . . . . . . . . .     Distribution of the Contracts

    21   . . . . . . . . . . . . . .     Performance Data

    22   . . . . . . . . . . . . . .     Determination of Annuity Payments
    23   . . . . . . . . . . . . . .     Financial Statements

April 30, 1997


[LOGO NORTHWESTERN MUTUAL LIFE]
The Quiet Company-TM-



    NML VARIABLE ANNUITY ACCOUNT B

         Nontax - Qualified Annuities
         Individual Retirement Annuities
         Simplified Employee Pension Plan IRAs
         SIMPLE IRAs
         Tax Deferred Annuities
         457 Deferred Compensation Plan Annuities









                                       (PHOTO)

















Northwestern Mutual
Series Fund, Inc.

The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(414) 271-1444

LOGO     The Northwestern Mutual Life Insurance Company          April 30, 1997
         NML Variable Annuity Account B


    PROFILE
         OF THE VARIABLE ANNUITY CONTRACT
         THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD CONSIDER AND KNOW BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.


1. THE ANNUITY CONTRACT The Contract provides a means for you, the owner, to invest on a tax-deferred basis in your choice of nine investment portfolios. The Contract also allows investment on a fixed basis in a guaranteed account.

    The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement.

    The nine investment portfolios are listed in Section 4 below. These portfolios bear varying amounts of investment risk. Those with more risk are designed to produce a better long-term return than those with less risk. But this is not guaranteed. You can also lose your money.

    The amounts invested on a fixed basis earn interest at a rate set once each year. Both interest and principal are guaranteed by Northwestern Mutual Life.

    You may invest in any or all of the nine investment portfolios. You may move money among these portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. Transfers of amounts invested on a fixed basis are subject to restrictions.

    During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving annuity payments from your Contract, usually at retirement. Monthly annuity payments begin on the date you select.

    The amount you accumulate in your Contract, including the results of investment performance, will determine the amount of your monthly annuity payments.

2. ANNUITY PAYMENTS If you decide to begin receiving monthly annuity payments from your Contract, you may choose one of three payment plans: (1) monthly payments for a specified period of five to thirty years, as you select; (2) monthly payments for your life (assuming you are the annuitant), and you may choose to have payments continue to your beneficiary for the balance of ten or twenty years if you die sooner; or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. After you begin receiving monthly annuity payments you cannot change your selection if the payments depend on your life or the life of another.

    These payment plans are available to you on a variable or fixed basis. Variable means that the amount accumulated in your Contract will continue to be invested in one or more of the nine investment portfolios as you choose. Your monthly annuity payments will vary up or down to reflect continuing investment performance. Or you may choose a fixed annuity payment plan which guarantees the amount you will receive each month.

3. PURCHASE You may make purchase payments of $25 or more as you accumulate funds in your Contract. The minimum initial purchase payment is $100, or $25 for Contracts used with some tax-qualified retirement plans. We offer Front Load and Back Load Contracts, as briefly described in Section 5. For the Front Load Contract the minimum initial purchase payment is $10,000. Your Northwestern Mutual Life agent will help you complete a Contract application form.

4. INVESTMENT CHOICES You may invest in any or all of the following investment portfolios, which are described in the attached prospectus for Northwestern Mutual Series Fund, Inc.:

         1.   Money Market Portfolio
         2.   Select Bond Portfolio
         3.   High Yield Bond Portfolio
         4.   Balanced Portfolio
         5.   Index 500 Stock Portfolio

         6.   Growth and Income Stock Portfolio
         7.   Growth Stock Portfolio
         8.   International Equity Portfolio
         9.   Aggressive Growth Stock Portfolio

    You may also invest all or part of your funds on a fixed basis.

5. EXPENSES The Contract has insurance and investment features, and there are costs related to them. For the Front Load Contract we deduct a sales load of 4% from your purchase payments. The percentage is lower when cumulative purchase payments exceed $100,000. For the Back Load Contract there is no sales load deducted from purchase payments but a withdrawal charge of 0% to 8% applies, depending on the length of time the money you withdraw has been in the Contract and the size of your Contract.

    Each year we deduct a $30 Contract fee. Currently this fee is waived if the value of your Contract is $50,000 or more.

    We also deduct mortality and expense risk charges for the guarantees associated with your Contract. These charges are at the annual rate of .40% for the Front Load Contract and 1.25% for the Back Load Contract.

    The portfolios also bear investment charges that range from an annual rate of .21% to .81% of the average daily value of the portfolio, depending on the investment portfolio you select.

    The following charts are designed to help you understand the charges for the Front Load and Back Load Contracts. The column "Total Annual Expenses" shows the total of the $30 annual Contract fee (represented as .20%), the risk charges (.40% for the Front Load Contract and 1.25% for the Back Load Contract) and the annual investment expenses for each portfolio. The last two columns show you two examples of the charges, in dollars, you would pay. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year one, and (2) at the end of year ten. Both of these examples, for both Contracts, reflect aggregate charges on a cumulative basis to the end of the 1 or 10-year period.


                                             FRONT LOAD CONTRACT

                           Annual Charges                                     EXAMPLES:
                           for Mortality &                                    Total Expenses
                           Expense Risks     Annual Portfolio                 At End of
                           & Contract Fee    Expenses          Total Annual   (1)                (2)
  Portfolio                                                    Expenses       1 Year             10 Years
------------------------------------------------------------------------------------------------------------
  Money Market                 .60%               .30%           .90%           $47                 $144
  Select Bond                  .60%               .30            .90%           $47                 $144
  Balanced                     .60%               .30            .90            $47                 $144
  High Yield Bond              .60%               .60           1.20            $50                 $177
  Index 500 Stock              .60%               .21            .81            $46                 $134
  Growth and Income Stock      .60%               .62           1.22            $50                 $180
  Growth Stock                 .60%               .57           1.17            $50                 $174
  International Equity         .60%               .81           1.41            $52                 $200
  Aggressive Growth Stock      .60%               .54           1.14            $49                 $171
------------------------------------------------------------------------------------------------------------



NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT LOAD CONTRACT IS $10,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 10 TO FIND THE EXPENSES FOR A FRONT LOAD CONTRACT OF MINIMUM SIZE.


                                               BACK LOAD CONTRACT

                                                                                 EXAMPLES:
                             Annual Charges                                      Total Expenses
                             for Mortality &                                     At End of
                             Expense Risks &  Annual Portfolio   Total Annual    (1)                   (2)
 Portfolio                   Contract Fee     Expenses           Expenses        1 Year                10 Years
---------------------------------------------------------------------------------------------------------------
 Money Market                 1.45%               .30%             1.75%              $96                 $204
 Select Bond                  1.45                .30              1.75               $96                 $204
 High Yield Bond              1.45                .60              2.05               $99                 $236
 Balanced                     1.45                .30              1.75               $96                 $204
 Index 500 Stock              1.45                .21              1.66               $95                 $194
 Growth and Income Stock      1.45                .62              2.07               $99                 $238
 Growth Stock                 1.45                .57              2.02               $98                 $233
 International Equity         1.45                .81              2.26              $101                 $257
 Aggressive Growth Stock      1.45                .54              1.99               $98                 $230
---------------------------------------------------------------------------------------------------------------



6. TAXES Earnings on your Contract are not taxed until you take them out. If you withdraw money, earnings come out first and are taxed as income. During the income phase, monthly annuity payments are considered partly a return of your investment. That part of each payment is not taxed as income. A 10% federal tax penalty may apply if you make withdrawals before you reach age 59 1/2. The Contract may be purchased as an individual retirement annuity (IRA), tax deferred annuity (TDA) or in other situations where purchase payments are excluded from income. For these Contracts the entire amount of monthly annuity payments, and any withdrawals, will generally be taxed as income.

7. ACCESS TO YOUR MONEY You may take money out of your Contract at any time before monthly annuity payments begin. For the Front Load Contract there is no charge for withdrawals. For the Back Load Contract there is a withdrawal charge of 8% or less, depending on how much money has been paid into the Contract and how long it has been held there. Each purchase payment has its own withdrawal charge period. When you make a withdrawal, we use the oldest amounts first when the charge is calculated. After the first year, part of any investment earnings may be withdrawn without a withdrawal charge. For both Front Load and Back Load Contracts, you may also have to pay income tax and a tax penalty on amounts you take out.

8. PERFORMANCE The value of your Contract will vary up or down reflecting the performance of the investment portfolios you select. The chart below shows total returns for each of the investment portfolios for the years shown. These numbers, for the Front Load Contract and the Back Load Contract, reflect charges for mortality and expense risks, the annuity contract fee and investment expenses for each portfolio. The numbers do not reflect deductions from purchase payments for the Front Load Contract or any withdrawal charge for the Back Load Contract. Those charges, if applied, would reduce the performance. Past performance does not guarantee future results.

                                    BACK LOAD CONTRACT

                                                CALENDAR YEAR
 PORTFOLIO                   1996    1995    1994    1993    1992   1991   1990   1989   1988   1987
-------------------------------------------------------------------------------------------------------
 Money Market                 3.97    4.51    2.77    1.58    2.05   4.38   6.69   7.63   5.85   4.98
 Select Bond                  2.02   17.62   (4.04)   8.97    5.66  15.43   6.98  12.46   7.10  (2.15)
 High Yield Bond             18.27   15.33      NA      NA      NA     NA     NA     NA     NA     NA
 Balanced                    12.04   24.83   (1.25)   8.22    4.01  22.40   (.21) 14.17   7.64   4.11
 Index 500 Stock             21.22   35.56    (.06)   8.41    5.92  27.95     NA     NA     NA     NA
 Growth and Income Stock     18.47   29.50      NA      NA      NA     NA     NA     NA     NA     NA
 Growth Stock                19.40   29.20      NA      NA      NA     NA     NA     NA     NA     NA
 International Equity        19.50   13.16   (1.36)     NA      NA     NA     NA     NA     NA     NA
 Aggressive Growth Stock     16.23   37.57    4.10   17.63    4.63  54.06     NA     NA     NA     NA
-------------------------------------------------------------------------------------------------------


                                    FRONT LOAD CONTRACT

                                                CALENDAR YEAR
 PORTFOLIO                   1996   1995   1994   1993   1992   1991   1990   1989   1988   1987
-------------------------------------------------------------------------------------------------
 Money Market                 4.86   5.40   3.64   2.44   2.93   5.27   7.60   8.54   6.75   5.87
 Select Bond                  2.90  18.62  (3.22)  9.89   6.56  16.41   7.89  13.41   8.02  (1.32)
 High Yield Bond             19.29  16.31     NA     NA     NA     NA     NA     NA     NA     NA
 Balanced                    13.00  25.88   (.42)  9.14   4.90  23.44    .64  15.14   8.56   5.00
 Index 500 Stock             22.25  36.70    .79   9.33   6.83  29.04     NA     NA     NA     NA
 Growth and Income Stock     19.49  30.60     NA     NA     NA     NA     NA     NA     NA     NA
 Growth Stock                20.42  30.30     NA     NA     NA     NA     NA     NA     NA     NA
 International Equity        20.53  14.12   (.50)    NA     NA     NA     NA     NA     NA     NA
 Aggressive Growth Stock     17.22  38.74   4.98  18.63   5.52  55.37     NA     NA     NA     NA
--------------------------------------------------------------------------------------------------


9. DEATH BENEFIT If you die before age 65 or before monthly annuity payments begin, your beneficiary will receive a death benefit. The amount will be the value of your Contract or, if greater, the amount you have paid in. The death benefit will be adjusted, of course, for any withdrawals you have made. The death benefit will be paid as a lump sum or your beneficiary may select a monthly annuity payment plan.

10. FREE LOOK If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.

11. INQUIRIES If you need more information, please contact us at: THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, 720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN 53202; (414) 271-1444.

[LOGO] P R O S P E C T U S

NML VARIABLE ANNUITY ACCOUNT B

    This prospectus describes individual variable annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"). The contracts are offered for use in situations which do not qualify for special treatment under the Internal Revenue Code of 1986, as amended (the "Code"). The Contracts are also offered as individual retirement annuities pursuant to the provisions of Section 408 of the Code, including those established by employer contributions under a simplified employee pension arrangement, and as tax-deferred annuities, pursuant to Section 403(b) of the Code, for employees of public school systems and tax-exempt organizations described in Section 501(c)(3). The Contracts may also be used to fund deferred compensation plans for public employees established pursuant to
Section 457 of the Code. In addition, the Contracts may be purchased by individuals who have received fixed dollar annuities as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts and want to exchange their policies for the Contracts. The Back Load Contracts will also be offered as an individual retirement annuity under a SIMPLE IRA plan ("Savings Incentive Match Plan for Employees of Small Employers") established pursuant to Section 408(p) of the Code.

    The Contracts contemplate periodic purchase payments until a selected maturity date--usually retirement--after which the benefits under the Contracts become payable. Purchase payments which are to be accumulated on a variable basis or applied to provide variable benefits are credited by Northwestern Mutual Life to NML Variable Annuity Account B (the "Account") and allocated among one or more of the nine Divisions of the Account as directed by the individual Contract owners. The Contracts also permit accumulation of funds on a fixed basis, at rates of interest declared periodically by Northwestern Mutual Life. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.

    The assets of the Account are maintained separately from the general assets of Northwestern Mutual Life. Assets of each Division of the Account are invested entirely in shares of a corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The Fund is currently comprised of the Index 500 Stock, Select Bond, Money Market, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock, High Yield Bond and International Equity Portfolios.

    The value of interests in each Division before annuity benefits become payable will vary continuously to reflect the investment performance of the Portfolio selected by the Contract owner. When annuity benefits become payable the Contracts provide lifetime annuity payments or other annuity payment plans on either a variable or fixed basis. If a variable payment plan is selected the annuity payments will continue to increase or decrease to reflect the investment experience of the Portfolios for the Divisions to which Contract values have been allocated. If a fixed payment plan is selected the amount of annuity payments will remain fixed, except as they may be increased by dividends.

    Two versions of the Contracts are offered: Front Load Contracts and Back Load Contracts. (See "Expense Table", p. 2, and "Deductions", p. 14.)


    This prospectus sets forth concisely the information about the Contracts that a prospective investor ought to know before investing. Additional information about the Contracts and the Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, Telephone Number (414) 271-1444. The table of contents for the Statement of Additional Information is found on page 18 of this prospectus.

    THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT
    PROSPECTUS FOR NORTHWESTERN MUTUAL SERIES FUND, INC. WHICH IS ATTACHED HERETO, AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


        The Date of the Statement of Additional Information is April 30, 1997

                                INDEX OF SPECIAL TERMS


                 The following special terms used in this prospectus
                        are discussed at the pages indicated.

TERM                                  PAGE   TERM                         PAGE
ACCUMULATION UNIT. . . . . . . . . . .8      ANNUITANT . . . . . . . . . . 11
ANNUITY (or ANNUITY PAYMENTS). . . . .9      MATURITY DATE . . . . . . . . .9
NET INVESTMENT FACTOR. . . . . . . . .8      OWNER . . . . . . . . . . . . 11
PAYMENT PLANS. . . . . . . . . . . . .9      WITHDRAWAL AMOUNT . . . . . . .8




                                    EXPENSE TABLE


FRONT LOAD CONTRACT
TRANSACTION EXPENSES FOR CONTRACTOWNERS
---------------------------------------
Maximum Sales Load (as a percentage
of purchase payments). . . . . . . . . . . . . . . . . .4%
Withdrawal Charge. . . . . . . . . . . . . . . . . . . None

ANNUAL EXPENSES OF THE ACCOUNT
------------------------------
 (AS A PERCENTAGE OF ASSETS)
----------------------------
Mortality Rate and Expense Guarantee
 Charge. . . . . . . . . . . . . . . . . . . . . . .   .40%

ANNUAL CONTRACT FEE
-------------------
$30; waived if the Contract Value equals or exceeds
$50,000

--------------------------------------------------------------------------------

BACK LOAD CONTRACT
TRANSACTION EXPENSES FOR CONTRACTOWNERS
---------------------------------------
Sales Load (as a percentage of purchase
payments). . . . . . . . . . . . . . . . . . . . . . . None
Withdrawal Charge for Sales Expenses
(as a percentage of amounts paid). . . . . . . . . . .0%-8%

ANNUAL EXPENSES OF THE ACCOUNT
------------------------------
 (AS A PERCENTAGE OF ASSETS)
----------------------------
Mortality Rate and Expense Guarantee
 Charge. . . . . . . . . . . . . . . . . . . . . . .  1.25%

ANNUAL CONTRACT FEE
-------------------
$30; waived if the Contract Value equals or exceeds
$50,000

ANNUAL EXPENSES OF THE PORTFOLIOS
(AS A PERCENTAGE OF THE ASSETS)
-------------------------------

                                                                                    Total Annual
                                   Management Fees   Custody Fees   Other Expenses    Expenses
                                   ---------------   ------------   -------------   ------------

Index 500 Stock                          .20%           .00%           .01%           .21%
Select Bond                              .30%           .00%           .00%           .30%
Money Market                             .30%           .00%           .00%           .30%
Balanced                                 .30%           .00%           .00%           .30%
Growth and Income Stock                  .61%           .00%           .01%           .62%
Growth Stock                             .52%           .00%           .05%           .57%
Aggressive Growth Stock                  .53%           .00%           .01%           .54%
High Yield Bond                          .57%           .00%           .03%           .60%
International Equity                     .67%           .11%           .03%           .81%


EXAMPLE

FRONT LOAD CONTRACT - You would pay the following expenses on each $1,000 investment, assuming 5% annual return:

                                        1 Year         3 Years       5 Years        10 Years
                                        ------         -------       -------        --------
Index 500 Stock                          $46            $63          $  81           $134
Select Bond                              $47            $66          $  86           $144
Money Market                             $47            $66          $  86           $144
Balanced                                 $47            $66          $  86           $144
Growth and Income Stock                  $50            $75           $102           $180
Growth Stock                             $50            $74           $100           $174
Aggressive Growth Stock                  $49            $73           $ 98           $171
High Yield Bond                          $50            $75           $101           $177
International Equity                     $52            $81           $112           $200

NOTE:  THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT-LOAD CONTRACT IS
$10,000.  THE NUMBERS ABOVE MUST BE MULTIPLIED BY 10 TO FIND THE EXPENSES FOR A
FRONT-LOAD CONTRACT OF MINIMUM SIZE.

EXAMPLE

BACK LOAD CONTRACT - You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) surrender at the end of each time period:

                                                                               2




                                        1 Year         3 Years       5 Years        10 Years
                                        ------         -------       -------        --------
Index 500 Stock                         $ 95            $110           $128           $194
Select Bond                             $ 96            $113           $133           $204
Money Market                            $ 96            $113           $133           $204
Balanced                                $ 96            $113           $133           $204
Growth and Income Stock                 $ 99            $123           $149           $238
Growth Stock                            $ 98            $121           $147           $233
Aggressive Growth Stock                 $ 98            $120           $145           $230
High Yield Bond                         $ 99            $122           $148           $236
International Equity                    $101            $129           $159           $257


You would pay the following expenses on the same $1,000 investment, assuming NO SURRENDER OR ANNUITIZATION:

                                        1 Year         3 Years       5 Years        10 Years
                                        ------         -------       -------        --------
Index 500 Stock                          $15            $50           $ 88           $194
Select Bond                              $16            $53           $ 93           $204
Money Market                             $16            $53           $ 93           $204
Balanced                                 $16            $53           $ 93           $204
Growth and Income Stock                  $19            $63           $109           $238
Growth Stock                             $18            $61           $107           $233
Aggressive Growth Stock                  $18            $60           $105           $230
High Yield Bond                          $19            $62           $108           $236
International Equity                     $21            $69           $119           $257




    The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and borne by investors in the Contracts. The sales load for a Front Load Contract depends on the amount of cumulative purchase payments. For the Back Load Contract the withdrawal charge depends on the length of time funds have been held under the Contract and the amounts held. The $30 annual Contract fee is reflected as .2% of the assets based on an average Contract size of $15,000. The Contracts provide for charges for transfers between the Divisions of the Account and for premium taxes, but no such charges are currently being made. See "Transfers Between Divisions and Payment Plans", p. 10 and "Deductions", p. 14, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios show the annual expenses for each of the Portfolios, as a percentage of the average net assets of the Portfolio, based on 1996 operations for the Portfolios and their predecessors. For additional information about expenses of the Portfolios, see the prospectus for the Fund attached hereto. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES OF THE CONTRACTS.

    The tables on the following pages present the accumulation unit values of the nine Divisions of the Account for the Contracts, including Contracts issued prior to the date of this prospectus. The Contracts issued prior to March 31, 1995 are different in certain material respects from Contracts offered currently, but the values shown below for Contracts issued after December 16, 1981 and prior to March 31, 1995 are calculated on the same basis as those for the Back Load Contracts described in this prospectus. The Front Load Contracts described in this prospectus have a lower mortality rate and expense guarantee charge than any of the Contracts issued prior to March 31, 1995.

                               ACCUMULATION UNIT VALUES
                     CONTRACTS ISSUED ON OR AFTER MARCH 31, 1995
--------------------------------------------------------------------------------


                                                                 FOR THE NINE
                                       FOR YEAR ENDED            MONTHS ENDED
                                     DECEMBER 31, 1996         DECEMBER 31, 1995
                                     -----------------         -----------------

Index 500 Stock Division
     Accumulation Unit Value:
  Front Load Version
   Beginning of Period                     $1.249                    $1.00
   End of Period                           $1.527                   $1.249
  Back Load Version
   Beginning of Period                     $2.032                   $1.637
   End of Period                           $2.463                   $2.032

Number of Accumulation Units
  Outstanding, End of Period
   Front Load                          17,301,664                4,355,530
   Back Load                           31,553,915                9,220,673


Select Bond Division
  Accumulation Unit Value:
  Front Load Version
   Beginning of Period                     $1.129                    $1.00
   End of Period                           $1.161                   $1.129
  Back Load Version
   Beginning of Period                     $6.137                   $5.471
   End of Period                           $6.261                   $6.137

Number of Accumulation Units
  Outstanding, End of Period
   Front Load                           6,391,221                1,883,453
   Back Load                            3,653,656                1,292,191


Money Market Division
  Accumulation Unit Value:
  Front Load Version
   Beginning of Period                     $1.040                    $1.00
   End of Period                           $1.091                   $1.040
  Back Load Version
   Beginning of Period                     $2.161                   $2.090
   End of Period                           $2.246                   $2.161

Number of Accumulation Units
  Outstanding, End of Period
  Front Load                           11,210,749                5,948,990
  Back Load                            12,209,698                5,318,088


Balanced Division
  Accumulation Unit Value:
  Front Load Version
   Beginning of Period                     $1.181                    $1.00
   End of Period                           $1.334                   $1.181
  Back Load Version
   Beginning of Period                     $4.311                   $3.673
   End of Period                           $4.830                   $4.311

Number of Accumulation Units
  Outstanding, End of Period
  Front Load                           24,916,332                6,896,744
  Back Load                            24,088,931                7,688,513


Growth and Income Stock Division
  Accumulation Unit Value:
  Front Load Version
   Beginning of Period                     $1.197                    $1.00
   End of Period                           $1.430                   $1.197
  Back Load Version
   Beginning of Period                     $1.287                   $1.083
   End of Period                           $1.525                   $1.287

Number of Accumulation Units
  Outstanding, End of Period
   Front Load                           9,882,138                3,530,232
   Back Load                           24,818,409                7,514,293



Growth Stock Division
  Accumulation Unit Value:
  Front Load Version
   Beginning of Period                     $1.209                    $1.00
   End of Period                           $1.456                   $1.209
  Back Load Version
   Beginning of Period                     $1.300                   $1.082
   End of Period                           $1.552                   $1.300

Number of Accumulation Units
  Outstanding, End of Period
   Front Load                           6,777,198                1,715,092
   Back Load                           17,808,617                3,952,191


Aggressive Growth Stock Division
  Accumulation Unit Value:
  Front Load Version
   Beginning of Period                     $1.305                    $1.00
   End of Period                           $1.530                   $1.305
  Back Load Version
   Beginning of Period                     $2.753                   $2.123
   End of Period                           $3.200                   $2.753

Number of Accumulation Units
  Outstanding, End of Period
   Front Load                          19,593,516                5,338,263
   Back Load                           29,722,778                8,294,210


High Yield Bond Division
  Accumulation Unit Value:
  Front Load Version
   Beginning of Period                     $1.112                    $1.00
   End of Period                           $1.326                   $1.112
  Back Load Version
   Beginning of Period                     $1.178                   $1.067
   End of Period                           $1.394                   $1.178

Number of Accumulation Units
  Outstanding, End of Period
   Front Load                           4,518,513                1,418,382
   Back Load                           10,288,680                2,700,647


International Equity Division
  Accumulation Unit Value:
  Front Load Version
   Beginning of Period                     $1.140                    $1.00
   End of Period                           $1.374                   $1.140
  Back Load Version
   Beginning of Period                     $1.380                   $1.218
   End of Period                           $1.649                   $1.380

Number of Accumulation Units
  Outstanding, End of Period
   Front Load                          12,485,204                2,784,309
   Back Load                           27,579,179                7,214,357


                                                       ACCUMULATION UNIT VALUES
                                 CONTRACTS ISSUED AFTER DECEMBER 16, 1981 AND PRIOR TO MARCH 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDED DECEMBER 31

                                ------------------------------------------------------------------
                                      1996          1995          1994         1993          1992
                                      ----          ----          ----         ----          ----

Index 500 Stock Division
   Accumulation Unit Value:
   Beginning of Period*              $2.032        $1.499        $1.500       $1.384        $1.306
   End of Period                     $2.463        $2.032        $1.499       $1.500        $1.384

Number of Accumulation Units
   Outstanding, End of Period   146,945,069   134,818,674   119,845,898  105,795,927    32,924,088

Select Bond Division
   Accumulation Unit Value:
   Beginning of Period               $6.137        $5.217        $5.437       $4.990        $4.722
   End of Period                     $6.261        $6.137        $5.217       $5.437        $4.990

Number of Accumulation Units
   Outstanding, End of Period    19,498,362    21,048,883    20,642,740   21,874,778    15,399,609

Money Market Division
   Accumulation Unit Value:
   Beginning of Period               $2.161        $2.067        $2.012       $1.980        $1.940
   End of Period                     $2.246        $2.161        $2.067       $2.012        $1.980

Number of Accumulation Units
   Outstanding, End of Period    35,677,445    34,040,829    31,466,730   24,431,865    27,773,056

Balanced Division
Accumulation Unit Value:
   Beginning of Period               $4.311        $3.453        $3.497       $3.232        $3.107
   End of Period                     $4.830        $4.311        $3.453       $3.497        $3.232

Number of Accumulation Units
   Outstanding, End of Period   331,700,359   347,995,936   363,391,482  377,043,512    355,125,051

Growth and Income Stock Division
   Accumulation Unit Value:
   Beginning of Period**             $1.287        $0.994        $1.000         --            --
   End of Period                     $1.525        $1.287        $0.994         --            --

Number of Accumulation Units
   Outstanding, End of Period    63,969,388    52,866,200    31,542,581         --            --

Growth Stock Division
   Accumulation Unit Value:
   Beginning of Period**             $1.300        $1.006        $1.000         --            --
   End of Period                     $1.552        $1.300        $1.006         --            --

Number of Accumulation Units
   Outstanding, End of Period    37,212,487    24,827,801    12,213,322         --            --

Aggressive Growth Stock Division
Accumulation Unit Value:
   Beginning of Period*              $2.753        $2.001        $1.922        $1.634        $1.562
   End of Period                     $3.200        $2.753        $2.001        $1.922        $1.634


Number of Accumulation Units
   Outstanding, End of Period   162,837,073   147,960,662   123,249,312    77,246,018    53,918,035

High Yield Bond Division
   Accumulation Unit Value:
   Beginning of Period**             $1.178        $1.022        $1.000                       --
   End of Period                     $1.394        $1.178        $1.022                       --


Number of Accumulation Units
   Outstanding, End of Period    18,022,623    13,474,146     7,229,418                       --

International Equity Division
   Accumulation Unit Value:
   Beginning of Period***            $1.380         $1.220       $1.236        $1.000         --
   End of Period                     $1.649         $1.380       $1.220        $1.236         --

Number of Accumulation Units
Outstanding, End of Period      190,864,716    179,261,185  186,097,279    74,174,799         --

                                      1991          1990          1989         1988          1987
                                      ----          ----          ----         ----          ----

Index 500 Stock Division
   Accumulation Unit Value:
   Beginning of Period*              $1.021        $1.000          --           --            --
   End of Period                     $1.306        $1.021          --           --            --

Number of Accumulation Units
   Outstanding, End of Period    12,058,133       189,751          --           --            --

Select Bond Division
Accumulation Unit Value:
   Beginning of Period               $4.091        $3.824        $3.401        $3.175        $3.245
   End of Period                     $4.722        $4.091        $3.824        $3.401        $3.175

Number of Accumulation Units
Outstanding, End of Period       10,692,797     6,997,013     5,553,863     4,236,105     3,349,440

Money Market Division
   Accumulation Unit Value:
   Beginning of Period               $1.859        $1.743        $1.619        $1.530        $1.457
   End of Period                     $1.940        $1.859        $1.743        $1.619        $1.530

Number of Accumulation Units
   Outstanding, End of Period    24,758,592    27,363,279    20,510,416    20,642,227    15,666,117

Balanced Division
   Accumulation Unit Value:
   Beginning of Period               $2.538        $2.544        $2.228        $2.070        $1.988
   End of Period                     $3.107        $2.538        $2.544        $2.228        $2.070

Number of Accumulation Units
   Outstanding, End of Period   322,313,588   322,488,873   316,204,759   307,488,444   290,102,949

Growth and Income Stock Division
    Accumulation Unit
Value:
   Beginning of Period**              --            --            --            --            --
   End of Period                      --            --            --            --            --

Number of Accumulation Units
   Outstanding, End of Period         --            --            --            --            --


Growth Stock Division
   Accumulation Unit Value:
   Beginning of Period**              --            --            --            --            --
   End of Period                      --            --            --            --            --

Number of Accumulation Units
   Outstanding, End of Period         --            --            --            --            --

Aggressive Growth Stock Division
   Accumulation Unit Value:
   Beginning of Period*             $1.014        $1.000          --            --            --
   End of Period                    $1.562        $1.014          --            --            --

Number of Accumulation Units
   Outstanding, End of Period   19,966,511       205,590          --            --            --

High Yield Bond Division
   Accumulation Unit Value:
   Beginning of Period**              --            --            --            --            --
   End of Period                      --            --            --            --            --

Number of Accumulation Units
   Outstanding, End of Period         --            --            --            --            --

International Equity Division
   Accumulation Unit Value:
   Beginning of Period***              --            --            --            --            --
   End of Period                       --            --            --            --            --

Number of Accumulation Units
   Outstanding, End of Period          --            --            --            --            --


   * The initial investments in the Index 500 Stock Division and Aggressive Growth Stock Division were made on December 12, 1990.
   ** The initial investments in the Growth and Income Stock Division, Growth Stock Division and High Yield Bond Division were made on May 3, 1994.
   *** The initial investment in the International Equity Division was made on April 30, 1993.


                                                       ACCUMULATION UNIT VALUES
                                            CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981
--------------------------------------------------------------------------------------------------
                                                   FOR THE YEARS ENDED DECEMBER 31

                                ------------------------------------------------------------------
                                      1996          1995          1994         1993          1992
                                      ----          ----          ----         ----          ----


Index 500 Stock Division
   Accumulation Unit Value:
   Beginning of Period*              $2.084        $1.530        $1.523        $1.398        $1.313
   End of Period                     $2.539        $2.084        $1.530        $1.523        $1.398

Number of Accumulation Units
   Outstanding, End of Period    12,234,934    13,256,279    14,230,394    15,442,799       317,023

Select Bond Division
   Accumulation Unit Value:
   Beginning of Period               $6.583        $5.569        $5.774        $5.273        $4.965
   End of Period                     $6.750        $6.583        $5.569        $5.774        $5.273

Number of Accumulation Units
   Outstanding, End of Period     1,151,998     1,364,416     1,492,775     1,701,121     1,808,558

Money Market Division
   Accumulation Unit Value:
   Beginning of Period               $2.317        $2.206        $2.136        $2.092        $2.040
   End of Period                     $2.421        $2.317        $2.206        $2.136        $2.092

Number of Accumulation Units
   Outstanding, End of Period     1,377,051     1,358,156     1,458,463     1,331,457     1,787,440

Balanced Division
   Accumulation Unit Value:          $4.623        $3.685        $3.713        $3.414        $3.266
   Beginning of Period               $5.205        $4.623        $3.685        $3.713        $3.414
   End of Period

Number of Accumulation Units
   Outstanding, End of Period     6,695,097     7,327,654     8,155,713     9,324,132    10,125,067

Growth and Income Stock Division
   Accumulation Unit Value:
   Beginning of Period**             $1.298        $0.997          --           --            --
   End of Period                     $1.546        $1.298          --           --            --

Number of Accumulation Units
   Outstanding, End of Period       221,275        32,681          --           --            --

Growth Stock Division
   Accumulation Unit Value:
   Beginning of Period**             $1.311        $1.009          --           --            --
   End of Period                     $1.573        $1.311          --           --            --

Number of Accumulation Units
   Outstanding, End of Period       239,460        19,315          --           --            --

Aggressive Growth Stock Division
   Accumulation Unit Value:
   Beginning of Period*              $2.824        $2.042        $1.952        $1.651        $1.570
   End of Period                     $3.299        $2.824        $2.042        $1.952        $1.651

Number of Accumulation Units
   Outstanding, End of Period     1,697,195     1,617,883     1,474,133       969,604       833,606


High Yield Bond Division
   Accumulation Unit Value:
   Beginning of Period**             $1.188        $1.025         --            --            --
   End of Period                     $1.412        $1.188         --            --            --

Number of Accumulation Units
   Outstanding, End of Period       125,053        58,755         --            --            --

International Equity Division
   Accumulation Unit
Value:
   Beginning of Period***            $1.398        $1.230        $1.240        $1.000          --
   End of Period                     $1.680        $1.398        $1.230        $1.240          --

Number of Accumulation Units
   Outstanding, End of Period     2,276,960     2,141,462     2,642,855     1,802,948          --


                                      1991          1990          1989         1988          1987
                                      ----          ----          ----         ----          ----

Index 500 Stock Division
   Accumulation Unit Value:
   Beginning of Period*              $1.021        $1.000          --           --            --
   End of Period                     $1.313        $1.021          --           --            --

Number of Accumulation Units
   Outstanding, End of Period       326,395             4          --           --            --

Select Bond Division
   Accumulation Unit Value:
   Beginning of Period               $4.280        $3.981        $3.522       $3.272        $3.328
   End of Period                     $4.965        $4.280        $3.981       $3.522        $3.272

Number of Accumulation Units
   Outstanding, End of Period     1,979,936     2,041,191     2,293,077    2,426,254     2,524,235

Money Market Division
   Accumulation Unit Value:
   Beginning of Period               $1.945        $1.814        $1.677       $1.576        $1.494
   End of Period                     $2.040        $1.945        $1.814       $1.677        $1.576

Number of Accumulation Units
   Outstanding, End of Period     2,059,962     2,574,527     2,285,388    2,680,348     3,054,691

Balanced Division
   Accumulation Unit Value:
   Beginning of Period               $2.655        $2.647        $2.307       $2.133        $2.038
   End of Period                     $3.266        $2.655        $2.647       $2.307        $2.133

Number of Accumulation Units
   Outstanding, End of Period    10,652,114    11,655,303    12,655,382   14,097,822    15,526,997

Growth and Income Stock Division
   Accumulation Unit Value:
   Beginning of Period**                --           --            --           --            --
   End of Period                        --           --            --           --            --

Number of Accumulation Units
   Outstanding, End of Period           --           --            --           --            --

Growth Stock Division
   Accumulation Unit Value:
   Beginning of Period**                --           --            --           --            --
   End of Period                        --           --            --           --            --

Number of Accumulation Units
   Outstanding, End of Period           --           --            --           --            --

Aggressive Growth Stock Division
   Accumulation Unit Value:
   Beginning of Period*              $1.014        $1.000          --           --            --
   End of Period                     $1.570        $1.014          --           --            --

Number of Accumulation Units
   Outstanding, End of Period       534,196        22,431          --           --            --

High Yield Bond Division
   Accumulation Unit Value:
   Beginning of Period**                --           --            --           --            --
   End of Period                        --           --            --           --            --

Number of Accumulation Units
   Outstanding, End of Period           --           --            --           --            --

International Equity Division
   Accumulation Unit Value:
   Beginning of Period***               --           --            --           --            --
   End of Period                        --           --            --           --            --

Number of Accumulation Units
   Outstanding, End of Period           --           --            --           --            --



   * The initial investments in the Index 500 Stock Division and Aggressive Growth Stock Division and were made on December 3, 1990.
   ** The initial investments in the Growth and Income Stock Division, Growth Stock Division and High Yield Bond Division were made on May 3, 1994.
   *** The initial investment in the International Equity Division was made on April 30, 1993.

THE COMPANY

     The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's sixth largest life insurance company, based on total assets in excess of $63 billion on December 31, 1996, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual Life sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual Life is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

--------------------------------------------------------------------------------
NML VARIABLE ANNUITY ACCOUNT B
     The Account was established on February 14, 1968 by the Board of Trustees of Northwestern Mutual Life in accordance with the provisions of the Wisconsin insurance law to facilitate the issuance of the Contracts and is registered as a unit investment trust under the Investment Company Act of 1940.
     The Account has nine Divisions. Considerations paid to Northwestern Mutual Life to provide variable benefits under the Contracts are allocated to one or more of the Divisions as directed by the Owner of the Contract. Assets allocated to the Index 500 Stock, Select Bond, Money Market, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock, High Yield Bond and International Equity Divisions are simultaneously invested in shares of the corresponding Portfolios of Northwestern Mutual Series Fund, Inc.
     Under Wisconsin law, the income, gains or losses, realized or unrealized, of the Account are credited to or charged against the Account in accordance with the Contracts, without regard to other income, gains or losses of Northwestern Mutual Life. The assets of the Account are owned by Northwestern Mutual Life and it is not a trustee with respect thereto. However, such assets are not chargeable with any liabilities arising out of any other separate account or other business of Northwestern Mutual Life. All obligations arising under the Contracts are general obligations of Northwestern Mutual Life.
--------------------------------------------------------------------------------
THE FUND
     Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Fund is composed of nine separate portfolios which operate as separate mutual funds. The portfolios are the Index 500 Stock Portfolio, the Select Bond Portfolio, the Money Market Portfolio, the Balanced Portfolio, the Growth and Income Stock Portfolio, the Growth Stock Portfolio, the Aggressive Growth Stock Portfolio, the High Yield Bond Portfolio and the International Equity Portfolio. Shares of each Portfolio of the Fund are purchased by the corresponding Division of the Account at net asset value, that is, without any sales charge.
     Northwestern Mutual Investment Services, Inc. ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life, is the investment adviser to the Fund. Northwestern Mutual Life provides certain personnel and facilities utilized by NMIS in performing its investment advisory functions, and Northwestern Mutual Life is a party to the investment advisory agreement. Northwestern Mutual Life and NMIS also perform certain administrative functions and act as co-depositors of the Account. J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, Inc. have been retained under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively.
     FOR MORE INFORMATION REGARDING THE FUND AND ITS PORTFOLIOS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUS FOR THE FUND ATTACHED HERETO. AN INVESTOR SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CONTRACTS.
--------------------------------------------------------------------------------
THE CONTRACTS
PURCHASE PAYMENTS UNDER THE CONTRACTS
     AMOUNT AND FREQUENCY Purchase payments may be paid monthly, quarterly, semiannually, annually or on any other frequency acceptable to Northwestern Mutual Life.

     For Back Load Contracts the minimum amount for each purchase payment is $25 for Contracts issued as tax-deferred annuities or for use with SIMPLE IRA plans, simplified employee pensions or deferred compensation plans for public employees. For other Back Load Contracts, including individual retirement annuities and nontax-qualified plans, the minimum initial purchase payment is $100, or $3,500 for Back Load Contracts purchased in exchange for fixed dollar annuities received as distribution benefits from qualified plans or trusts. (See "Qualified and Nontax-Qualified Plans", p. 13). For Front Load Contracts the minimum initial purchase payment is $10,000. The minimum amount for each subsequent purchase payment is $25 for all Contracts. Minimum amounts for payments by preauthorized check depend on payment frequency. Northwestern Mutual Life will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without the consent of Northwestern Mutual Life.

     Purchase payments may not exceed the applicable limits of the Code. (See "Federal Income Taxes", p. 13.)
APPLICATION OF PURCHASE PAYMENTS Net purchase payments, after deduction of any sales load, are credited by Northwestern Mutual Life to the Account and allocated to one or more Divisions in accordance with the direction of the Owner. Assets allocated to each Division will thereupon be invested in shares of the Portfolio which corresponds to that Division.
     Purchase payments are applied to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent the interest of an Owner in the Account. The number of Accumulation Units provided by each net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the valuation of the assets of the Division next following receipt of the purchase payment at the Home Office of Northwestern Mutual Life. Receipt of purchase payments at a lockbox facility designated by Northwestern Mutual Life will be considered the same as receipt at the Home Office. Assets are valued as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940.
     The number of an Owner's Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of Accumulation Units.
     The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio of the Fund), and is determined by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. (See "Net Investment Factor", below.) Since the Owner bears the investment risk, there is no guarantee as to the aggregate value of Accumulation Units; such value may be less than, equal to or more than the cumulative net purchase payments.
     All or part of a purchase payment may be directed to the Guaranteed Interest Fund and invested on a fixed basis. See "The Guaranteed Interest Fund", p. 12.
NET INVESTMENT FACTOR
     For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.
     Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks assumed by Northwestern Mutual Life. (See "Deductions", p. 15.)
     Investment income and realized capital gains will be received in the form of dividend and capital gain distributions upon Portfolio shares held by each Division; such distributions will be reinvested in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account. BENEFITS PROVIDED UNDER THE CONTRACTS
     The benefits provided under the Contracts consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, all of these benefits may be paid in a lump sum or under the payment plans described below.

WITHDRAWAL AMOUNT On or prior to the maturity date the Owner is entitled to withdraw the Accumulation Units credited to his Contract and receive the value thereof less the applicable withdrawal charge. (See "Withdrawal Charge", p. 15.) The value, which may be either greater or less than the amount paid by the Owner, is determined as of the valuation date coincident with or next following receipt by Northwestern Mutual Life of a written request for withdrawal on a form provided by Northwestern Mutual Life. The forms are available from the Home Office and agents of Northwestern Mutual Life. A portion of the Accumulation Units may be withdrawn on the same basis, except Northwestern Mutual Life will not grant a partial withdrawal which would result in less than 100 Accumulation Units remaining; a request for such a partial withdrawal will be treated as a request to surrender the entire Contract. Amounts distributed to an Annuitant upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax. (See "Federal Income Taxes", p. 13.) A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% (or 25% during the first 2 years the owner participates in a SIMPLE IRA plan) of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2, for certain large medical expenses and for reimbursement of certain health insurance premiums and certain substantially equal periodic payments for life.

     If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract, less the applicable withdrawal charge. (See "Withdrawal Charge", p. 15.) Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", below.)
DEATH BENEFIT Upon the death of the Annuitant prior to the maturity date, Northwestern Mutual Life will pay to the direct beneficiary a death benefit equal to the Contract value, as of the valuation date coincident with or next following the date on which proof of death is received at the Home Office of Northwestern Mutual Life or, if later, the date on which a method of payment is elected. If death occurs prior to the Annuitant's 65th birthday the death benefit, where permitted by state law, will be not less than the amount of purchase payments received by Northwestern Mutual Life under the Contract, less withdrawals. The death benefit may be paid either in a lump sum or under a payment plan.

MATURITY BENEFIT Purchase payments under the Contract are payable until the maturity date specified in the Contract. Any date up to age 90 may be selected as the maturity date, subject to applicable requirements of the Code and state law. On the maturity date, if no other permissible payment plan has been elected, the maturity date will be changed to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if no other permissible payment plan has been elected, the value of the Contract will be paid in monthly payments for life under a variable payment plan with payments certain for ten years.

VARIABLE PAYMENT PLANS
     Part or all of the benefits under a Contract may be paid under a variable payment plan. Under a variable plan the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and the amount of such payments can be expected to change from month to month.
     For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 13.
DESCRIPTION OF PAYMENT PLANS  The following payment plans are available:
          1. PAYMENTS FOR A CERTAIN PERIOD. An annuity payable monthly for a specified period of five to 30 years.
          2. LIFE ANNUITY WITH OR WITHOUT CERTAIN PERIOD. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.
          3. JOINT AND SURVIVOR LIFE ANNUITY WITH CERTAIN PERIOD. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.
     Northwestern Mutual Life may limit the election of a payment plan to one that results in payments of at least $20.
     From time to time Northwestern Mutual Life may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. Northwestern Mutual Life may also make available other payment plans, with provisions and rates as published by Northwestern Mutual Life for those plans.
AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment will be determined on the basis of the particular payment plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. (A Contract with annuity payment rates that are not based on sex is also available. See "Special Contract for Employers", p. 11.) Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to the Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin.

ASSUMED INVESTMENT RATE The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.
     The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.
     Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.
     A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.
ADDITIONAL INFORMATION
TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS The Contracts provide considerable flexibility for Owners to change the allocation of purchase payments among the Divisions and to transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features Owners should carefully consider, on a continuing basis, which Division or apportionment is best suited to their long-term investment needs.
     A Contract Owner may at any time change the allocation of purchase payments among the Divisions by written notice to Northwestern Mutual Life. Purchase payments received at the Home Office of Northwestern Mutual Life on and after the date on which the notice is received will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.
     Before the effective date of a payment plan the owner may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. The number of Accumulation or Annuity Units to be credited will be adjusted to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year a transfer fee of $25 may be deducted from the amount transferred. No charge is currently being made for transfers.
     Owners who contemplate the transfer of funds from one Division to another should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.
     Amounts which have been invested on a fixed basis may be transferred to any Division of the Account, and the value of Accumulation Units in any Division of the Account may be transferred to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", p. 12.
     After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. The value of the remaining payments will be applied to the new plan selected, with the amount of the first annuity payment under the new plan being determined on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited.
     Other transfers between payment plans are permitted subject to such limitations as Northwestern Mutual Life may reasonably determine. Generally, however, transfer is not permitted from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency. Transfers from the Money Market Division may be made at any time while a payment plan is in force. The Contracts provide that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present Northwestern Mutual Life permits transfers at any time but Northwestern Mutual reserves the right to change this practice in the future. The transfer will be made as of the close of business on the valuation date coincident with or next following the date on which the request for transfer is received at the Home Office of Northwestern Mutual Life, or at a later date if requested.

OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the Annuitant, but may be an employer or other entity. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. Following the death of the Annuitant any remaining Contract benefits are payable to a beneficiary or contingent beneficiary named in the Contract.
SPECIAL CONTRACT FOR EMPLOYERS The annuity payment rates for payment plans which involve a life contingency (i.e., Plans 2 and 3) are based, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, federal law, and the laws of certain states, may require that purchase payments and annuity payment rates be determined without regard to sex. A special Contract is available for this purpose. Prospective purchasers of the Contracts are urged to review any questions in this area with qualified counsel. DISABILITY PROVISION A Contract may include, as an optional benefit, a provision under which Northwestern Mutual Life will continue to pay purchase payments during the total disability of the Annuitant. Each Contract containing this provision specifies the additional cost of such benefit.
DEFERMENT OF BENEFIT PAYMENTS Northwestern Mutual Life reserves the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem Fund shares is suspended, or payment of the redemption value is postponed, pursuant to the provisions of the Investment Company Act of 1940 because: (a) the New York Stock Exchange is closed, except for holidays or weekends; (b) the Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted; (c) the Securities and Exchange Commission permits suspension or postponement and so orders; (d) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets of the Fund or disposal of securities held by it is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.
DIVIDENDS The Contracts share in the divisible surplus of Northwestern Mutual Life, except while payments are being made under a variable payment plan. The divisible surplus of Northwestern Mutual Life is determined annually for the following year. State law requires that the surplus be distributed equitably among participating contracts. Distributions of divisible surplus are commonly referred to as "dividends".
     Northwestern Mutual Life is paying dividends on approximately 10% of its inforce individual variable annuities in 1996. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.
     Dividends on variable annuities arise principally as a result of more favorable expense experience than that assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts. In general, Contracts with an average variable Contract value of less than $30,000 will not receive dividends, and only about half of those with a value above $30,000 will receive them.
     Any dividend for a Contract is paid on the anniversary date of that Contract. The dividend is applied as a net purchase payment unless the Owner elects to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code, dividends cannot be paid in cash but must be applied as net purchase payments under the Contract.
VOTING RIGHTS As long as the Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and Account assets are invested in shares of the Portfolios of the Fund, Northwestern Mutual Life will vote such shares held in the Account in accordance with instructions received from the Owners of Accumulation Units or payees receiving payments under variable payment plans. Each such Owner or payee will receive periodic reports relating to the Fund, proxy material and a form with which to give such instructions with respect to the proportion of shares of each Portfolio of the Fund held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of each Portfolio of the Fund held in the Account representing the actuarial liability under the variable annuity payment plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are paid by the Contract Owner; after a variable annuity payment plan is in effect the number of shares will decrease from year to year as the remaining actuarial liability declines. Shares as to which no instructions have been received will be voted in the same proportion as the shares as to which instructions have been received.
SUBSTITUTION AND CHANGE Pursuant to a vote of the Owners of Contracts having an interest in any of the Divisions or as otherwise may be permitted by applicable insurance and securities laws, and with any required approval of the Securities and Exchange Commission or other regulatory authority, (a) the assets of the Division may be invested in securities other than Fund shares as a substitute for such shares already purchased or as the securities to be purchased in the future, (b) if deemed by the Board of Trustees of Northwestern Mutual Life to be in the best interests of Contract owners, the Account or a Division may be operated as a management company under the Investment Company Act of 1940 or in any other form permitted by law, (c) the Account may be deregistered under the Investment Company Act of 1940 in the event such registration is no longer required, or (d) the provisions of such Contracts may be modified to assure qualification for the benefits provided by the provisions of the Internal Revenue Code relating to retirement annuity or variable annuity contracts, or to comply with any other applicable federal or state laws. In the event of any such substitution or change, Northwestern Mutual Life may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change.
FIXED ANNUITY PAYMENT PLANS Contract benefits may also be paid under fixed annuity payment plans which are not described in this Prospectus. If a fixed annuity is selected the Accumulation Units credited to a Deferred Contract will be cancelled, the withdrawal value of the Contract will be transferred to the general account of Northwestern Mutual Life, and the payee will no longer have any interest in the Account. A withdrawal charge may be applicable in determining the withdrawal value. (See "Withdrawal Amount", p. 8, and "Withdrawal Charge", p. 15.)

PERFORMANCE DATA Advertisements containing performance data for the Divisions of the Account may be published from time to time. These performance data may include both standardized and non-standardized total return figures, although standardized figures will always accompany non-standardized figures.
     Standardized performance data will consist of quarterly return quotations, which will always include quotations for recent periods of one, five and ten years or, if less, the entire life of a Division. These quotations will be the average annual rates of return based on a $1,000 initial purchase payment for a Back Load Contract, or the minimum $10,000 initial purchase payment for a Front Load Contract. The standardized performance data will reflect all applicable charges, including the initial sales load of 4% for the Front Load Contract and the withdrawal charge that would apply assuming surrender of the Back Load Contract at the end of the period.
     Non-standardized performance data may not reflect the 4% sales load for the Front Load Contract and may assume that the Back Load Contract remains in force at the end of the period. These data may also not reflect the annual Contract fee of $30, since the impact of the fee varies by Contract size. The non-standardized data may also be for other time periods.
     All of the performance data are based on actual historical investment results for the Portfolios of the Fund, including all expenses borne by the Portfolios. The data are not intended to indicate future performance. Some of the data may be constructed hypothetically to reflect expense factors for the Contracts currently being offered.
     Additional information about the performance data is included in the Statement of Additional Information.

     FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual Life appear in the Statement of Additional Information.
--------------------------------------------------------------------------------
THE GUARANTEED INTEREST FUND
     Contract Owners may direct all or part of their purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. Amounts previously invested in the Account Divisions may be transferred to the Guaranteed Interest Fund, prior to the maturity date, and amounts in the Guaranteed Interest Fund may be transferred to the Account Divisions subject, in each case, to the restrictions described in the Contract.
     Amounts invested in the Guaranteed Interest Fund become part of the general assets of Northwestern Mutual Life. In reliance on certain exemptive and exclusionary provisions, interests in the Guaranteed Interest Fund have not been registered under the Securities Act of 1933 and the Guaranteed Interest Fund has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. Northwestern Mutual Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
     Amounts invested in the Guaranteed Interest Fund earn interest at rates declared by Northwestern Mutual Life from time to time. The interest rate will be guaranteed for each amount for at least one year and will be at an annual effective rate of not less than 3%. At the expiration of the period for which the interest rate is guaranteed a new interest rate may apply. Interest is credited and compounded daily. The effective date for a transaction involving the Guaranteed Interest Fund is determined in the same manner as the effective date for a transaction involving a Division of the Account.

     Investments in the Guaranteed Interest Fund are subject to a maximum of $1,000,000 without prior consent of Northwestern Mutual Life. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed $1,000,000, the amount of the excess will be placed in the Money Market Division and will remain there until the Contract Owner instructs otherwise.
     Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to strict limits described in the Contract. After a transfer from the Guaranteed Interest Fund no further transfers either to or from the Guaranteed Interest Fund will be allowed for a period of 365 days. The maximum amount that maybe transferred from the Guaranteed Interest Fund in one transfer is the greater of (1) 20% of the amount that was invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of the most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000.
     The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of Northwestern Mutual Series Fund, Inc. Other charges under the Contracts apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts invested on a variable basis. See "Deductions", p. 14. For purposes of allocating and deducting the annual Contract fee, any investment in the Guaranteed Interest Fund is considered as though it were an investment of the same amount in one of the Account Divisions.
--------------------------------------------------------------------------------
FEDERAL INCOME TAXES
QUALIFIED AND NONTAX-QUALIFIED PLANS
     The Contracts are offered for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

          1.   Individual retirement annuities pursuant to the provisions of
               Section 408 of the Code, including simplified employee pensions established under Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).

          2.   Tax-deferred annuities pursuant to the provisions of
               Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).
          3. Deferred compensation plans for public employees established pursuant to Section 457 of the Code.
          4. Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual Life or other insurance companies as distributions of termination benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.
     The Contracts are also offered for use in non tax-qualified situations (i.e., contributions are taxable).
TAXATION OF CONTRACT BENEFITS
     For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.
     Since purchase payments for Contracts purchased under tax-qualified plans will ordinarily be paid with funds which have been excluded from the Owner's gross income, benefits received as annuity payments or upon death or withdrawal will be taxable as ordinary income when received.

     Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each benefit payment which represents a return of the Owner's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment which represents a return of the employee's "investment in the contract." A 15% penalty may be imposed after 1999 on aggregate payments from individual retirement annuities, tax-deferred annuities and nontransferable annuity Contracts in excess of certain annual limits and a 50% penalty may be imposed on payments made from individual retirement annuities, tax-deferred annuities, nontransferable annuity Contracts and Section 457 deferred compensation plans to the extent the payments are less than certain required minimum amounts. With certain limited exceptions, benefits from individual retirement annuities, tax-deferred annuities and nontransferable annuity Contracts are subject to the tax-free roll-over provisions of the Code. However, rollovers of SIMPLE IRAs to individual retirement arrangements within 2 years after the Owner first participates in the SIMPLE IRA plan are fully taxable.

     Purchase payments for nontax-qualified Contracts will ordinarily be paid with funds which have been included in the Owner's gross income. Therefore, benefits received as annuity payments from these Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents a return of the "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered.

Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the "investment in the contract." A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract values are considered to be withdrawn first and are taxable as ordinary income. With respect to Contracts issued after October 21, 1988, investment gains will be determined by aggregating all nontax-qualified deferred Contracts issued by Northwestern Mutual Life to the Owner during the same calendar year.
     A special rule applies to certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans. With respect to purchase payments paid after February 28, 1986, these Contracts will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

     A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2, for certain large medical expenses or for reimbursement of health insurance premiums paid while the Owner was unemployed and certain substantially equal periodic payments for life.


     For a tax-deferred annuity (funded pursuant to a salary reduction agreement) no amounts accruing after 1988 may be withdrawn before the Owner attains age 59 1/2, separates from service, dies or becomes disabled. A limited exception is provided for hardship. Benefit payments from tax-deferred annuities and nontransferable annuity contracts will be subject to mandatory 20% withholding unless (1) the payments from the tax-deferred annuities are rolled over directly to another tax-deferred annuity or an individual retirement arrangement, or the payments from the nontransferable annuity contracts are rolled over directly to another nontransferable annuity contract, a tax-qualified plan or an individual retirement arrangement, (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions."

     A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract value.
TAXATION OF NORTHWESTERN MUTUAL LIFE
     Northwestern Mutual Life may charge the appropriate contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. No charge is currently being made. (See "Net Investment Factor", p. 8 and "Deductions", below.)
OTHER CONSIDERATIONS
     It should be understood that the tax rules for annuities and qualified plans are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. It is not intended as tax advice. Prospective purchasers of the Contracts are advised to consult qualified tax counsel.
--------------------------------------------------------------------------------
DEDUCTIONS
     The following deductions will be made:
          1. SALES LOAD. For the Front Load Contract a sales load is deducted from all purchase payments received. The deduction is based on cumulative purchase payments received and the rates in the table below:

          Cumulative Purchase Payments
          Paid Under the Contract                              Rate

          First $100,000 . . . . . . . . . . . . . . . . . . . 4.0%
          Next $400,000  . . . . . . . . . . . . . . . . . . . 2.0%
          Next $500,000  . . . . . . . . . . . . . . . . . . . 1.0%
          Balance over $1,000,000  . . . . . . . . . . . . . . 0.5%

          2. DEDUCTIONS FOR MORTALITY RATE AND EXPENSE RISKS. The net investment factor (see "Net Investment Factor", p. 8) used in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks assumed by Northwestern Mutual Life. For the Front Load Contract, the deduction from Accumulation Units is at a current annual rate of 0.4% of the assets of the

     Account, while the deduction from Annuity Units is zero. For the Back Load Contract the deduction is at a current annual rate of 1.25% of the assets of the Account. The deduction may be increased or decreased by the Board of Trustees of Northwestern Mutual Life, but in no event may the deduction exceed an annual rate of .75% for the Front Load Contract and 1.50% for the Back Load Contract. This deduction is the only expense item paid by the Account to date. The Fund pays expenses which are described in the attached prospectus for the Fund.
          The risks assumed by Northwestern Mutual Life are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the Contracts. Northwestern Mutual Life assumes these risks for the duration of the Contract.
          The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of a Portfolio of the Fund as described under "Substitution and Change", p. 11, and any applicable taxes, i.e., any tax liability paid or reserved for by Northwestern Mutual Life resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which may be deducted directly from considerations. It is not presently anticipated that any deduction will be made for federal income taxes (see "Federal Income Taxes", p. 13), nor is it anticipated that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, Northwestern Mutual Life reserves the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.
          3. CONTRACT FEE. On each Contract anniversary prior to the maturity date a deduction of $30 is made for administrative expenses relating to a Deferred Contract during the prior year. The charge is made by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, any investment in the Guaranteed Interest Fund is considered as though it were an investment of the same amount in one of the Account Divisions. This charge may not be increased, and is intended only to reimburse Northwestern Mutual Life for its actual administrative expenses. The charge is currently being waived if the Contract value on the Contract anniversary is $50,000 or more.
          4. WITHDRAWAL CHARGE. For the Back Load Contract if Accumulation Units are withdrawn for cash a withdrawal charge for sales expenses will be deducted. The withdrawal charge will be based on the Amount Categories and the Rates in the table below. The amount in each Category is based on cumulative purchase payments made and on the number of Contract anniversaries that have occurred since each purchase payment was made.

          AMOUNT                             AMOUNT
          CATEGORY             RATE          CATEGORY             RATE
          --------             ----          --------             ----
          Eight. . . . . . . .   8%          Three. . . . . . . .   3%
          Seven. . . . . . . .   7           Two. . . . . . . . .   2
          Six. . . . . . . . .   6           One. . . . . . . . .   1
          Five . . . . . . . .   5           Zero . . . . . . . .   0
          Four . . . . . . . .   4
     The first $100,000 of total purchase payments paid over the life of the Contract start out in Category Eight, the next $400,000 start out in Category Four, the next $500,000 start out in Category Two, and all additional purchase payments paid start out in Category One. As of each Contract anniversary, any amount in a Category moves to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts used to calculate the withdrawal charge will be limited to the value of the Contract benefits that are subject to the withdrawal charge. The amounts used will be taken from those Categories that produce the lowest withdrawal charge. However, any amounts used to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges. There is no withdrawal charge on the value of Accumulation Units withdrawn in excess of the total purchase payments paid under the Contract; but in the case of a partial withdrawal, the purchase payments paid under the Contract are deemed to be withdrawn first, except for amounts eligible for the withdrawal charge free amount described in the next paragraph.
          The withdrawal charge free amount is available on a Contract if the Contract value is at least $10,000 on the Contract anniversary preceding a withdrawal. For each Contract year, the withdrawal charge free amount is equal to the lesser of 10% of the Contract value on the last Contract anniversary, and the amount by which the Contract value exceeds cumulative purchase payments as of the date of the withdrawal. Eligible amounts withdrawn meeting these requirements will be taken first from the portion of the Contract value that exceeds cumulative purchase payments. The withdrawal charge for any amounts not included in the withdrawal charge free amount will be based first on the purchase payments that have been paid.
          No withdrawal charge will be made upon the selection of a variable payment plan. However, the withdrawal charge will be made if a withdrawal, or partial withdrawal, is made within five years after the beginning of a variable payment plan which is not contingent on the payee's life (Plan 1). For fixed payment plans the Contract provides for deduction of the withdrawal charge when the payment plan is selected. By current administrative practice Northwestern Mutual Life will waive the withdrawal charge upon selection of a fixed payment plan for a certain period of 12 years or more (Plan 1) or any fixed payment plan which involves a life contingency (Plans 2 or 3) if the payment plan is selected after the Contract has been in force for at least one full year.
          The amount of withdrawal charges collected by Northwestern Mutual Life from the Back Load Contracts as a group will depend on the volume and timing of withdrawal transactions. Northwestern Mutual Life is unable to determine in advance whether this amount will be greater or less than the sales expenses incurred in connection with those Contracts, but based on the information presently available Northwestern Mutual Life believes it is more likely than not that the sales expenses Northwestern Mutual Life incurs will be greater than the withdrawal charges Northwestern Mutual Life receives. Northwestern Mutual Life bears this risk for the duration of the Contracts. Any excess of sales expenses over withdrawal charges will be paid from the general assets of Northwestern Mutual Life. These assets may include proceeds from the charge for annuity rate and expense risks described above.
          5. PREMIUM TAXES. The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Premium taxes are levied by various jurisdictions, and presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, Northwestern Mutual Life does not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, Northwestern Mutual Life reserves the right to deduct premium taxes in the future.
CONTRACTS ISSUED PRIOR TO MARCH 31, 1995  For Contracts issued prior to
March 31, 1995 and after December 16, 1981 there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of considerations, 4% on the next $75,000 and 2% on considerations in excess of $100,000, based on total cumulative considerations paid under the Contract. The surrender charge applicable for each consideration reduces by 1% on each Contract anniversary. A surrender charge free corridor is available on the same basis described above for the current Contracts. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Account. The annual Contract fee is the lesser of $30 or 1% of the Contract value.
CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981 For Contracts issued prior to December 17, 1981 there is no surrender charge, but considerations are subject to a deduction of 8% for sales expenses. The deduction is reduced to 4% on considerations in excess of $5,000 received during a single Contract year as defined in the Contract, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality rate and expense risks for those Contracts is
 .75% of the assets of the Account, which may be raised to a maximum annual rate of 1%. There is no annual Contract fee.
CERTAIN NONTAX-QUALIFIED CONTRACTS For nontax-qualified Contracts issued after December 16, 1981 and prior to May 1, 1983 considerations paid under the Contract are subject to a deduction of 3% on the first $25,000 of considerations, 2% on the next $75,000 and 1% on amounts in excess of $100,000, based on total cumulative considerations paid under the Contract. The charge for annuity rate and expense risks for these Contracts is .75% of the assets of the Account, which may be raised to a maximum annual rate of 1%.
REDUCED CHARGES FOR EXCHANGE TRANSACTIONS As a matter of current practice, owners of fixed dollar annuities previously issued by Northwestern Mutual Life are permitted to exchange those Contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. This rule is subject to a number of exceptions and qualifications and may be changed or withdrawn at any time.
     In general, a $25 administrative charge is made on these exchange transactions and only one such transaction may be effected in any 12-month period. Transactions on this basis are subject to a limit of 20% of the amount held under the fixed annuity Contract in any 12-month period, but this limit is presently being waived.

     Amounts exchanged from a fixed contract which provides for a surrender charge are not charged for sales expenses when the exchange is effected and are placed in the same withdrawal charge category under the new Back Load Contract as they were before.
     Exchange proceeds from fixed contracts which have no surrender charge provisions are placed in the 0% withdrawal charge category. As an alternative, exchange proceeds from such a fixed contract may be added to a Front Load Contract or to a Deferred Contract issued prior to December 17, 1981 without any deduction for sales expenses.
     Fixed annuity contracts (which are not described in this prospectus) are available in exchange for the Contracts on a comparable basis.
--------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACTS
     The Contracts will be sold through individuals who, in addition to being licensed insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc., a wholly-owned subsidiary of Northwestern Mutual Life and a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, such agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts will not exceed 4% of purchase payments.

                      TABLE OF CONTENTS FOR THIS PROSPECTUS

                                                                          PAGE
                                                                          ----

INDEX OF SPECIAL TERMS . . . . . . . . . . . . . . . . . . . . . . . . . .  2
EXPENSE TABLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
ACCUMULATION UNIT VALUES . . . . . . . . . . . . . . . . . . . . . . . . .  4
THE COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
NML VARIABLE ANNUITY ACCOUNT B . . . . . . . . . . . . . . . . . . . . . .  7
THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
THE CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
   Purchase Payments Under the Contracts . . . . . . . . . . . . . . . . .  7
      Amount and Frequency . . . . . . . . . . . . . . . . . . . . . . . .  7
      Application of Purchase Payments . . . . . . . . . . . . . . . . . .  8
   Net Investment Factor . . . . . . . . . . . . . . . . . . . . . . . . .  8
   Benefits Provided Under the Contracts . . . . . . . . . . . . . . . . .  8
        Withdrawal Amount. . . . . . . . . . . . . . . . . . . . . . . . .  8
        Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . .  9
        Maturity Benefit . . . . . . . . . . . . . . . . . . . . . . . . .  9
      Variable Payment Plans . . . . . . . . . . . . . . . . . . . . . . .  9
        Description of Payment Plans . . . . . . . . . . . . . . . . . . .  9
        Amount of Annuity Payments . . . . . . . . . . . . . . . . . . . .  9
Assumed Investment Rate. . . . . . . . . . . . . . . . . . . . . . . . . . 10
      Additional Information . . . . . . . . . . . . . . . . . . . . . . . 10
        Transfers Between Divisions and Payment Plans. . . . . . . . . . . 10
        Owners of the Contracts. . . . . . . . . . . . . . . . . . . . . . 11
Special Contract for Employers . . . . . . . . . . . . . . . . . . . . . . 11
Disability Provision . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
        Deferment of Benefit Payments. . . . . . . . . . . . . . . . . . . 11
        Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
        Voting Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . 11
        Substitution and Change. . . . . . . . . . . . . . . . . . . . . . 11
        Fixed Annuity Payment Plans. . . . . . . . . . . . . . . . . . . . 12
        Performance Data . . . . . . . . . . . . . . . . . . . . . . . . . 12
        Financial Statements . . . . . . . . . . . . . . . . . . . . . . . 12
THE GUARANTEED INTEREST FUND . . . . . . . . . . . . . . . . . . . . . . . 12
FEDERAL INCOME TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
    Qualified and Nontax-Qualified Plans . . . . . . . . . . . . . . . . . 13
    Taxation of Contract Benefits. . . . . . . . . . . . . . . . . . . . . 12
    Taxation of Northwestern Mutual Life . . . . . . . . . . . . . . . . . 14
    Other Considerations . . . . . . . . . . . . . . . . . . . . . . . . . 14
DEDUCTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
   Contracts Issued Prior to March 31, 1995. . . . . . . . . . . . . . . . 16
   Contracts Issued Prior to December 17, 1981 . . . . . . . . . . . . . . 16
   Certain Nontax-Qualified Contracts. . . . . . . . . . . . . . . . . . . 16
   Reduced Charges for Exchange Transactions . . . . . . . . . . . . . . . 16
DISTRIBUTION OF THE CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . 17


            TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

                                                                          PAGE
                                                                          ----

DISTRIBUTION OF THE CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . B-2
DETERMINATION OF ANNUITY PAYMENTS. . . . . . . . . . . . . . . . . . . . . B-2
   Amount of Annuity Payments. . . . . . . . . . . . . . . . . . . . . . . B-2
   Annuity Unit Value. . . . . . . . . . . . . . . . . . . . . . . . . . . B-3
   Illustrations of Variable Annuity Payments. . . . . . . . . . . . . . . B-3
VALUATION OF ASSETS OF THE ACCOUNT . . . . . . . . . . . . . . . . . . . . B-4
TRANSFERABILITY RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . B-4
PERFORMANCE DATA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-4
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-6
FINANCIAL STATEMENTS OF THE ACCOUNT (for the year ended
   December 31, 1996). . . . . . . . . . . . . . . . . . . . . . . . . . . B-7
REPORT OF INDEPENDENT ACCOUNTANTS (for year ended December 31, 1996) . . .B-13 FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE (for the three years ended December 31, 1996). . . . . . . . . . . . . . . . . . . . . . . .B-14
REPORT OF INDEPENDENT ACCOUNTANTS (for the three years ended
   December 31, 1996). . . . . . . . . . . . . . . . . . . . . . . . . . .B-__

     This Prospectus sets forth concisely the information about NML Variable Annuity Account B that a prospective investor ought to know before investing. Additional information about Account B has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone (414) 271-1444.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

     TO:  The Northwestern Mutual Life insurance Company


          Equity Compliance Division/Compliance and
            Best Practices Department
          720 East Wisconsin Avenue
          Milwaukee, WI  53202


          Please send a Statement of Additional Information for NML Variable Annuity Account B to:

     Name
         -----------------------------------------------------------------------

     Address
            --------------------------------------------------------------------

     ---------------------------------------------------------------------------

     City                                            State        Zip
         --------------------------------------------     --------   -----------

NORTHWESTERN  MUTUAL  LIFE



VARIABLE ANNUITY CONTRACTS FOR
Nontax-Qualified Annuities
Individual Retirement Annuities
Simplified Employee Pension Plan IRAs
SIMPLE IRAs
Tax-Deferred Annuities
457 Deferred Compensation Plan Annuities



NML VARIABLE ANNUITY ACCOUNT B



NORTHWESTERN MUTUAL SERIES FUND, INC.



P   R   O   S   P   E   C   T   U   S



NORTHWESTERN

MUTUAL LIFE-Registered Trademark-

PO Box 3095

Milwaukee  WI  53201-3095

                       STATEMENT OF ADDITIONAL INFORMATION


                           VARIABLE ANNUITY CONTRACTS
          (for Individual Retirement Annuities, Tax-Deferred Annuities
                            and Non-Qualified Plans)

                         NML VARIABLE ANNUITY ACCOUNT B
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                          ("Northwestern Mutual Life")


-------------------------------------------------------------------------------


     This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.

--------------------------------------------------------------------------------

          The Date of the Prospectus to which this Statement of Additional Information Relates is April 30, 1997.

          The Date of this Statement of Additional Information is April 30, 1997.

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual Life, are registered representatives of Northwestern Mutual Investment Services, Inc. ("NMIS").

     NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts during each of the last three years:


                         Year                          Amount
                         ----                          -------
                         1996                      $  14,128,993
                         1995                      $   8,794,356
                         1994                      $   6,815,893
                        [    ]                    [             ]


                        DETERMINATION OF ANNUITY PAYMENTS

     The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 9, including "Description of Payment Plans", p. 9, "Amount of Annuity Payments", p. 9, and "Assumed Investment Rate", p. 10; "Dividends", p. 11; "Net Investment Factor", p. 8; and "Deductions", p. 14.

     AMOUNT OF ANNUITY PAYMENTS   The amount of the first annuity payment under
a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

     Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual Life.

     The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

     The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

     ANNUITY UNIT VALUE   The value of an Annuity Unit for each Division was
established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual Life.

     The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

     ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS   To illustrate the manner in
which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

     (1)  Assumed number of Accumulation Units in
          Balanced Division on maturity date . . . . . . . . . . .     25,000

     (2)  Assumed Value of an Accumulation Unit in
          Balanced Division at maturity. . . . . . . . . . . . . .  $2.000000

     (3)  Cash Value of Contract at maturity, (1) X (2). . . . . .    $50,000

     (4)  Assumed applicable monthly payment rate per
          $1,000 from annuity rate table . . . . . . . . . . . . .      $5.44

     (5)  Amount of first payment from Balanced Division,
          (3) X (4) divided by $1,000. . . . . . . . . . . . . . .    $272.00

     (6)  Assumed Value of Annuity Unit in
          Balanced Division at maturity. . . . . . . . . . . . . .  $1.500000

     (7)  Number of Annuity Units credited in
          Balanced Division, (5) divided by (6). . . . . . . . . .     181.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $272.00, and payments thereafter of the varying dollar value of
181.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 181.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
181.33 multiplied by $1.501000, or $272.18.

     However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 181.33 X $1.499000, or $271.81.

     For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each

Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

     The value of Portfolio shares of the Fund held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of the Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual Life.

                          TRANSFERABILITY RESTRICTIONS

     Ownership of a Contract purchased as a tax-deferred annuity pursuant to
Section 403(b) of the Internal Revenue Code of 1954, as amended (the "Code") cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual Life. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.


                                PERFORMANCE DATA

     Standardized performance data in advertisements will show the average annual total return for each Division of the Account, according to the following formula prescribed by the Securities and Exchange Commission:

                                   n
                           P(1 + T) = ERV
               Where:
     P    =    a hypothetical initial payment of $1000
     T    =    average annual total return
     n    =    number of years
     ERV  =    ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)

Average annual total return is the annual compounded rate of return that would have produced the ending surrender value under a Contract if the owner had invested in a specified Division over the stated period and investment performance had remained constant throughout the period. The calculation assumes a single $1,000 purchase payment made at the beginning of the period and surrender of the Contract at the end of the period. It reflects a deduction for all Account, Fund and Contract level charges, including the 4% initial sales load for the Front Load Contract and the withdrawal charge for the Back Load Contract. The $30 annual Contract fee is reflected as .2% of the assets based on an average Contract size of $15,000. For the Front Load Contract the data will assume a minimum initial purchase payment of $10,000 and the amounts will be divided by 10 to conform the presentation to the $1,000 purchase payment assumption required by the prescribed formula.

     The following table shows the standardized average annual total return data for each Division of the Account for the period ended December 31, 1996:




                                  FRONT LOAD CONTRACT


DIVISION                          1-YEAR       5-YEAR          10-YEAR    INCEPTION*
---------------------------------------------------------------------------------------
Money Market                         .67           2.84           4.69            NA
Select Bond                        -1.22           5.67           7.08            NA
High Yield Bond                    14.52             NA             NA         12.33
Balanced                            8.48           9.08           9.58            NA
Index 500 Stock                    17.36          13.38             NA         15.97
Growth and Income Stock            14.71             NA             NA         16.24
Growth Stock                       15.60             NA             NA         17.01
International Equity               15.71             NA             NA         14.11
Aggressive Growth Stock            12.54          15.28             NA         21.11




                                  BACK LOAD CONTRACT

DIVISION                          1-YEAR         5-YEAR        10-YEAR     INCEPTION*
---------------------------------------------------------------------------------------
Money Market                       -4.03           2.08           4.24             NA
Select Bond                        -5.98           4.98           6.60             NA
High Yield Bond                    10.27             NA             NA          11.25
Balanced                            4.04           8.48           9.08             NA
Index 500 Stock                    13.22          12.85             NA          15.60
Growth and Income Stock            10.47             NA             NA          15.29
Growth Stock                       11.40             NA             NA          16.08
International Equity               11.50             NA             NA          13.45
Aggressive Growth Stock             8.23          14.78             NA          20.73

* INDEX 500 STOCK AND AGGRESSIVE GROWTH STOCK DIVISIONS BEGAN DECEMBER 1990; INTERNATIONAL EQUITY DIVISION BEGAN APRIL 1993; GROWTH STOCK, GROWTH AND INCOME STOCK AND HIGH YIELD BOND DIVISIONS BEGAN MAY 1994.

     Non-standardized performance data are calculated on the same basis as the standardized total return data, except that the 4% initial sales load for the Front Load Contract is not reflected and it is assumed that the Back Load Contract remains in force at the end of the period. The annual Contract fee of $30 is also not reflected.
     The following table shows the non-standardized average annual total return data for each Division of the Account for the period ended December 31, 1996:


                                  FRONT LOAD CONTRACT


DIVISION                          1-YEAR         5-YEAR        10-YEAR     INCEPTION*
-----------------------------------------------------------------------------------------------
Money Market                        4.86           3.85           5.31             NA
Select Bond                         2.90           6.70           7.70             NA
High Yield Bond                    19.29             NA             NA          14.24
Balanced                           13.00          10.15          10.21             NA
Index 500 Stock                    22.25          14.49             NA          16.98
Growth and Income Stock            19.49             NA             NA          18.22
Growth Stock                       20.42             NA             NA          19.00
International Equity               20.53             NA             NA          15.57
Aggressive Growth Stock            17.22          16.41             NA          22.13


                                  BACK LOAD CONTRACT


DIVISION                          1-YEAR         5-YEAR        10-YEAR     INCEPTION*
-----------------------------------------------------------------------------------------
Money Market                        3.97           2.97           4.42             NA
Select Bond                         2.02           5.80           6.79             NA
High Yield Bond                    18.27             NA             NA          13.28
Balanced                           12.04           9.05           9.08             NA
Index 500 Stock                    21.22          13.53             NA          15.99
Growth and Income Stock            18.47             NA             NA          17.22
Growth Stock                       19.40             NA             NA          18.00
International Equity               19.50             NA             NA          14.60
Aggressive Growth Stock            16.23          15.42             NA          21.10

* INDEX 500 STOCK AND AGGRESSIVE GROWTH STOCK DIVISIONS BEGAN DECEMBER 1990; INTERNATIONAL EQUITY DIVISION BEGAN APRIL 1993; GROWTH STOCK, GROWTH AND INCOME STOCK AND HIGH YIELD BOND DIVISIONS BEGAN MAY 1994.

     Advertisements with performance data may compare the average annualized total return figures for one or more of the Divisions to (1) the Standard & Poor's 500 Composite Stock Price Index, Wilshire Index, 1750 Index, EAFE Index, Merrill Lynch Domestic Master Index, Lehman Brothers High Yield Intermediate Market Index or other indices measuring performance of a relevant group of securities; (2) other variable annuity separate account tracked by Lipper Analytical Services or other ratings services; or (3) the Consumer Price Index.

                                     EXPERTS

     The financial statements of the Account as of December 31, 1996 and for each of the two years in the period ended December 31, 1996 included in this Statement of Additional Information have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Price Waterhouse LLP provides audit services for the Account. The address of Price Waterhouse LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

NML VARIABLE ANNUITY ACCOUNT B
Financial Statements
(IN THOUSANDS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS
  Investments at Market Value:
    Northwestern Mutual Series Fund, Inc.
      Growth Stock
       66,106 shares (cost $82,760)...............................................................   $  96,780
      Aggressive Growth Stock
       208,832 shares (cost $444,218).............................................................     656,777
      International Equity
       247,036 shares (cost $310,301).............................................................     384,882
      Growth and Income Stock
       115,374 shares (cost $134,637).............................................................     152,062
      Index 500 Stock
       246,728 shares (cost $336,878).............................................................     507,026
      Money Market
       124,398 shares (cost $124,398).............................................................     124,398
      Balanced
       1,061,231 shares (cost $1,416,734).........................................................   1,823,195
      Select Bond
       133,749 shares (cost $155,528).............................................................     163,709
      High Yield Bond
       42,017 shares (cost $45,249)...............................................................      46,177    $3,955,006
                                                                                                    -----------
Due from Sale of Fund Shares....................................................................................       5,296
Due from Northwestern Mutual Life Insurance Company.............................................................       1,167
                                                                                                                  -----------
      Total Assets..............................................................................................   $3,961,469
                                                                                                                  -----------
                                                                                                                  -----------

LIABILITIES
  Due to Participants...........................................................................................  $    3,020
  Due to Northwestern Mutual Life Insurance Company.............................................................       5,296
  Due on Purchase of Fund Shares................................................................................       1,167
                                                                                                                  -----------
      Total Liabilities.........................................................................................       9,483
                                                                                                                  -----------

EQUITY (NOTE 8)
  Contracts Issued Prior to December 17, 1981...................................................................      91,249
  Contracts Issued After December 16, 1981 and Prior to March 31, 1995..........................................   3,229,059
  Contracts Issued On or After March 31, 1995:
    Front Load Version..........................................................................................     158,760
    Back Load Version...........................................................................................     472,918
                                                                                                                  -----------
      Total Equity..............................................................................................   3,951,986
                                                                                                                  -----------
      Total Liabilities and Equity..............................................................................  $3,961,469
                                                                                                                  -----------
                                                                                                                  -----------

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      ---

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                                                                                                 AGGRESSIVE
                                                                                                                   GROWTH
                                                COMBINED                        GROWTH STOCK DIVISION          STOCK DIVISION
                                 --------------------------------------    --------------------------------    ---------------
                                    YEAR ENDED           YEAR ENDED          YEAR ENDED        YEAR ENDED        YEAR ENDED
                                   DECEMBER 31,         DECEMBER 31,        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                       1996                 1995                1996              1995              1996
                                 -----------------    -----------------    --------------    --------------    ---------------
INVESTMENT INCOME
  Dividend Income.............   $        170,431     $         68,372     $       3,822     $       1,227     $       19,634
  Annuity Rate and Expense
    Guarantees................             39,297               31,745               644               297              6,327
                                 -----------------    -----------------    --------------    --------------    ---------------
  Net Investment Income
    (Loss)....................            131,134               36,627             3,178               930             13,307
                                 -----------------    -----------------    --------------    --------------    ---------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............             17,426                6,751               141                45              3,323
  Unrealized Appreciation of
    Investments During the
    Year......................            314,176              541,786             8,812             5,346             60,869
                                 -----------------    -----------------    --------------    --------------    ---------------
  Net Gain on Investments.....            331,602              548,537             8,953             5,391             64,192
                                 -----------------    -----------------    --------------    --------------    ---------------
  Increase in Equity Derived
    from Investment
    Activity..................            462,736              585,164            12,131             6,321             77,499
                                 -----------------    -----------------    --------------    --------------    ---------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................            633,824              376,570            31,093            12,987            125,930
  Annuity Payments............             (6,268)              (5,967)              (76)              (21)              (435)
  Surrenders and Other
    (net).....................           (166,092)            (155,370)           (1,841)             (588)           (19,236)
  Transfers from Other
    Divisions.................            334,350              223,928            21,267            10,958             81,962
  Transfers to Other
    Divisions.................           (341,164)            (223,928)           (5,833)           (2,028)           (53,520)
                                 -----------------    -----------------    --------------    --------------    ---------------
Increase in Equity Derived
  from Equity Transactions....            454,650              215,233            44,610            21,308            134,701
                                 -----------------    -----------------    --------------    --------------    ---------------
Net Increase in Equity........            917,386              800,397            56,741            27,629            212,200
EQUITY
  Beginning of Period.........          3,034,600            2,234,203            39,986            12,357            444,286
                                 -----------------    -----------------    --------------    --------------    ---------------
  End of Period...............   $      3,951,986     $      3,034,600     $      96,727     $      39,986     $      656,486
                                 -----------------    -----------------    --------------    --------------    ---------------
                                 -----------------    -----------------    --------------    --------------    ---------------


                                  YEAR ENDED
                                 DECEMBER 31,
                                     1995
                                ---------------
INVESTMENT INCOME
  Dividend Income.............  $        1,785
  Annuity Rate and Expense
    Guarantees................           4,157
                                ---------------
  Net Investment Income
    (Loss)....................          (2,372)
                                ---------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............           1,461
  Unrealized Appreciation of
    Investments During the
    Year......................         111,310
                                ---------------
  Net Gain on Investments.....         112,771
                                ---------------
  Increase in Equity Derived
    from Investment
    Activity..................         110,399
                                ---------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................          66,252
  Annuity Payments............            (236)
  Surrenders and Other
    (net).....................         (14,041)
  Transfers from Other
    Divisions.................          54,585
  Transfers to Other
    Divisions.................         (23,879)
                                ---------------
Increase in Equity Derived
  from Equity Transactions....          82,681
                                ---------------
Net Increase in Equity........         193,080
EQUITY
  Beginning of Period.........         251,206
                                ---------------
  End of Period...............  $      444,286
                                ---------------
                                ---------------

                                      ---

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                        INTERNATIONAL EQUITY                    GROWTH & INCOME                INDEX 500
                                              DIVISION                          STOCK DIVISION              STOCK DIVISION
                                 ----------------------------------    ---------------------------------    ---------------
                                   YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
                                  DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                      1996               1995               1996               1995              1996
                                 ---------------    ---------------    ---------------    --------------    ---------------
INVESTMENT INCOME
  Dividend Income.............   $       15,413     $        1,696     $       13,580     $       4,879     $       10,681
  Annuity Rate and Expense
    Guarantees................            3,631              3,029              1,159               672              4,435
                                 ---------------    ---------------    ---------------    --------------    ---------------
  Net Investment Income
    (Loss)....................           11,782             (1,333)            12,421             4,207              6,246
                                 ---------------    ---------------    ---------------    --------------    ---------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............            1,533              3,333                214                33              1,384
  Unrealized Appreciation of
    Investments During the
    Year......................           45,599             28,381              8,486             9,759             74,302
                                 ---------------    ---------------    ---------------    --------------    ---------------
  Net Gain on Investments.....           47,132             31,714              8,700             9,792             75,686
                                 ---------------    ---------------    ---------------    --------------    ---------------
  Increase in Equity Derived
    from Investment
    Activity..................           58,914             30,381             21,121            13,999             81,932
                                 ---------------    ---------------    ---------------    --------------    ---------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................           63,376             39,604             40,002            25,211             88,137
  Annuity Payments............             (324)              (214)              (257)              (53)              (933)
  Surrenders and Other
    (net).....................          (11,636)           (12,919)            (2,673)           (1,653)           (16,428)
  Transfers from Other
    Divisions.................           38,185             21,883             20,255            18,619             50,087
  Transfers to Other
    Divisions.................          (29,316)           (45,059)            (9,131)           (4,649)           (27,976)
                                 ---------------    ---------------    ---------------    --------------    ---------------
Increase in Equity Derived
  from Equity Transactions....           60,285              3,295             48,196            37,475             92,887
                                 ---------------    ---------------    ---------------    --------------    ---------------
Net Increase in Equity........          119,199             33,676             69,317            51,474            174,819
EQUITY
  Beginning of Period.........          265,576            231,900             83,072            31,598            331,489
                                 ---------------    ---------------    ---------------    --------------    ---------------
  End of Period...............   $      384,775     $      265,576     $      152,389     $      83,072     $      506,308
                                 ---------------    ---------------    ---------------    --------------    ---------------
                                 ---------------    ---------------    ---------------    --------------    ---------------


                                                         MONEY MARKET DIVISION
                                                   ----------------------------------
                                  YEAR ENDED         YEAR ENDED         YEAR ENDED
                                 DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                     1995               1996               1995
                                ---------------    ---------------    ---------------
INVESTMENT INCOME
  Dividend Income.............  $        2,545     $        5,433              4,468
  Annuity Rate and Expense
    Guarantees................           3,096              1,033                920
                                ---------------    ---------------    ---------------
  Net Investment Income
    (Loss)....................            (551)             4,400              3,548
                                ---------------    ---------------    ---------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain on
    Investments...............             432                 --                 --
  Unrealized Appreciation of
    Investments During the
    Year......................          78,497                 --                 --
                                ---------------    ---------------    ---------------
  Net Gain on Investments.....          78,929                  0                  0
                                ---------------    ---------------    ---------------
  Increase in Equity Derived
    from Investment
    Activity..................          78,378              4,400              3,548
                                ---------------    ---------------    ---------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................          46,603             69,991             43,673
  Annuity Payments............            (530)               (82)               (55)
  Surrenders and Other
    (net).....................         (12,558)           (10,887)           (14,173)
  Transfers from Other
    Divisions.................          28,379             62,742             44,923
  Transfers to Other
    Divisions.................         (13,997)           (96,594)           (51,807)
                                ---------------    ---------------    ---------------
Increase in Equity Derived
  from Equity Transactions....          47,897             25,170             22,561
                                ---------------    ---------------    ---------------
Net Increase in Equity........         126,275             29,570             26,109
EQUITY
  Beginning of Period.........         205,214             94,799             68,690
                                ---------------    ---------------    ---------------
  End of Period...............  $      331,489     $      124,369     $       94,799
                                ---------------    ---------------    ---------------
                                ---------------    ---------------    ---------------

                                      ---

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations and Changes in Equity
(IN THOUSANDS)

                                                                                                                   HIGH YIELD
                                           BALANCED DIVISION                      SELECT BOND DIVISION           BOND DIVISION
                                 --------------------------------------    ----------------------------------    --------------
                                    YEAR ENDED           YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                   DECEMBER 31,         DECEMBER 31,        DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                       1996                 1995                1996               1995               1996
                                 -----------------    -----------------    ---------------    ---------------    --------------
INVESTMENT INCOME
  Dividend Income.............   $         91,785     $         46,459     $        5,375     $        3,550     $       4,708
  Annuity Rate and Expense
    Guarantees................             20,070               17,821              1,709              1,593               289
                                 -----------------    -----------------    ---------------    ---------------    --------------
  Net Investment Income.......             71,715               28,638              3,666              1,957             4,419
                                 -----------------    -----------------    ---------------    ---------------    --------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............              9,799                  983                993                437                39
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Year......................            115,967              289,373             (1,053)            19,053             1,194
                                 -----------------    -----------------    ---------------    ---------------    --------------
  Net Gain (Loss) on
    Investments...............            125,766              290,356                (60)            19,490             1,233
                                 -----------------    -----------------    ---------------    ---------------    --------------
  Increase in Equity Derived
    from Investment
    Activity..................            197,481              318,994              3,606             21,447             5,652
                                 -----------------    -----------------    ---------------    ---------------    --------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................            171,824              114,081             28,026             20,089            15,445
  Annuity Payments............             (3,643)              (4,551)              (449)              (297)              (69)
  Surrenders and Other
    (net).....................            (92,872)             (89,615)           (10,027)            (9,328)             (492)
  Transfers from Other
    Divisions.................             38,144               26,186             12,644             11,189             9,064
  Transfers to Other
    Divisions.................            (93,322)             (69,173)           (21,333)           (10,352)           (4,139)
                                 -----------------    -----------------    ---------------    ---------------    --------------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions................             20,131              (23,072)             8,861             11,301            19,809
                                 -----------------    -----------------    ---------------    ---------------    --------------
Net Increase in Equity........            217,612              295,922             12,467             32,748            25,461
EQUITY
  Beginning of Period.........          1,603,582            1,307,660            150,864            118,116            20,946
                                 -----------------    -----------------    ---------------    ---------------    --------------
  End of Period...............   $      1,821,194     $      1,603,582     $      163,331     $      150,864     $      46,407
                                 -----------------    -----------------    ---------------    ---------------    --------------
                                 -----------------    -----------------    ---------------    ---------------    --------------


                                  YEAR ENDED
                                 DECEMBER 31,
                                     1995
                                --------------
INVESTMENT INCOME
  Dividend Income.............  $       1,763
  Annuity Rate and Expense
    Guarantees................            160
                                --------------
  Net Investment Income.......          1,603
                                --------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain on
    Investments...............             27
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Year......................             67
                                --------------
  Net Gain (Loss) on
    Investments...............             94
                                --------------
  Increase in Equity Derived
    from Investment
    Activity..................          1,697
                                --------------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments..................          8,070
  Annuity Payments............            (10)
  Surrenders and Other
    (net).....................           (495)
  Transfers from Other
    Divisions.................          7,206
  Transfers to Other
    Divisions.................         (2,984)
                                --------------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions................         11,787
                                --------------
Net Increase in Equity........         13,484
EQUITY
  Beginning of Period.........          7,462
                                --------------
  End of Period...............  $      20,946
                                --------------
                                --------------

                                      ---

Notes to Financial Statements

Note 1 -- NML Variable Annuity Account B (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life" or "Sponsor") used to fund variable annuity contracts ("contracts") for tax-deferred annuities, individual retirement annuities and non-qualified plans. Beginning March 31, 1995, two versions of the contract are offered: Front Load contracts with a sales charge up to 4% of purchase payments and Back Load contracts with a withdrawal charge of 0-8%.

Note 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

Note 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. (the "Fund"). The shares are valued at the Fund's offering and redemption price per share.

The Fund is an open-end investment company registered under the Investment Company Act of 1940.

Note 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3%, 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

Note 5 -- Dividend income from the Fund is recorded on the record date of the dividends. Transactions in Fund shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of Fund shares for the year ended December 31, 1996 by each Division are shown below:

                                     Purchases          Sales
                                  ---------------  ---------------
Growth Stock Division...........  $    48,289,795  $       483,528
Aggressive Growth Division......      153,857,605        5,793,306
International Equity Division...       77,145,237        5,206,933
Growth & Income Stock
Division........................       61,261,714          828,530
Index 500 Stock Division........      103,877,887        4,205,970
Money Market Division...........       76,402,801       46,792,404
Balanced Division...............      150,419,860       57,802,511
Select Bond Division............       22,741,859       10,315,018
High Yield Bond Division........       24,600,214          678,904

Note 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual Life as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual Life may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued on or after March 31, 1995, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual Life. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed 3/4 of 1% and 1 1/2%, respectively.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1 1/2% annual rate.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1% annual rate.

Beginning in 1995, Northwestern Mutual Life paid a dividend to certain contracts. The dividend was re-invested in the Account and has been reflected as a Contract Owners' Net Payment in the accompanying financial statements.

Note 7 -- Northwestern Mutual Life is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual Life. Currently, no charges for taxes have been made by Northwestern Mutual Life to the Account. Accordingly, no provision for any such liability has been made.

                                      ---

NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
DECEMBER 31, 1996

Note 8 -- Equity Values by Division are shown below:

                                                                                               CONTRACTS ISSUED:
                                                    CONTRACTS ISSUED:                     AFTER DECEMBER 16, 1981 AND
                                                PRIOR TO DECEMBER 17, 1981                  PRIOR TO MARCH 31, 1995
                                         ----------------------------------------  -----------------------------------------
                                          ACCUMULATION       UNITS                  ACCUMULATION      UNITS
DIVISION                                   UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE    OUTSTANDING     EQUITY
---------------------------------------  --------------  -------------  ---------  --------------  ------------  -----------
Growth Stock...........................   $   1.572985           239    $    377    $   1.552125        37,212   $   57,758
Aggressive Growth Stock................       3.298766         1,697       5,599        3.199964       162,837      521,073
International Equity...................       1.679665         2,277       3,825        1.649102       190,865      314,755
Growth and Income......................       1.545596           221         342        1.525144        63,969       97,563
Index 500 Stock........................       2.538967        12,235      31,064        2.463008       146,945      361,927
Money Market...........................       2.421366         1,377       3,334        2.246287        35,677       80,142
Balanced...............................       5.205492         6,695      34,851        4.829655       331,700    1,601,998
Select Bond............................       6.750136         1,152       7,776        6.260939        19,498      122,078
High Yield Bond........................       1.412413           125         177        1.393713        18,023       25,118
                                                                        ---------                                -----------
  Equity...............................                                   87,345                                  3,182,412
  Annuity Reserves.....................                                    3,904                                     46,647
                                                                        ---------                                -----------
  Total Equity.........................                                 $ 91,249                                 $3,229,059
                                                                        ---------                                -----------
                                                                        ---------                                -----------

                                                     CONTRACTS ISSUED:                          CONTRACTS ISSUED:
                                                ON OR AFTER MARCH 31, 1995                 ON OR AFTER MARCH 31, 1995
                                                    FRONT LOAD VERSION                          BACK LOAD VERSION
                                         -----------------------------------------  -----------------------------------------
                                          ACCUMULATION       UNITS                   ACCUMULATION       UNITS
DIVISION                                   UNIT VALUE     OUTSTANDING     EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
---------------------------------------  --------------  -------------  ----------  --------------  -------------  ----------
Growth Stock...........................   $   1.455537         6,777    $   9,864    $   1.552125        17,809    $  27,641
Aggressive Growth Stock................       1.529999        19,594       29,978        3.199964        29,723       95,112
International Equity...................       1.374484        12,485       17,161        1.649102        27,579       45,481
Growth and Income Stock................       1.429760         9,882       14,129        1.525144        24,818       37,852
Index 500 Stock........................       1.527085        17,302       26,421        2.463008        31,554       77,718
Money Market...........................       1.090643        11,211       12,227        2.246287        12,210       27,426
Balanced...............................       1.334426        24,916       33,249        4.829655        24,089      116,341
Select Bond............................       1.161454         6,391        7,423        6.260939         3,654       22,875
High Yield Bond........................       1.326020         4,519        5,992        1.393713        10,289       14,339
                                                                        ----------                                 ----------
  Equity...............................                                   156,444                                    464,785
  Annuity Reserves.....................                                     2,316                                      8,133
                                                                        ----------                                 ----------
  Total Equity.........................                                 $ 158,760                                  $ 472,918
                                                                        ----------                                 ----------
                                                                        ----------                                 ----------

                                      ---
                                      B-12

ACCOUNTANTS' LETTER

PRICE WATERHOUSE LLP



REPORT OF INDEPENDENT ACCOUNTANTS


To The Northwestern Mutual Life Insurance Company and
Contract Owners NML Variable Annuity Account B

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and changes in equity present fairly, in all material respects, the financial position of NML Variable Annuity Account B and the Index 500 Stock Division, Growth Stock Division, Growth and Income Stock Division, Aggressive Growth Stock Division, International Equity Division, Select Bond Division, High Yield Bond Division, Money Market Division and the Balanced Division thereof at December 31, 1996, the results of their operations and the changes in their equity for the year then ended and for each of the other periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1996 with Northwestern Mutual Series Fund, Inc., provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Milwaukee, Wisconsin
January 22, 1997

                                      ---
                                      B-13

                FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE

The following financial statements of Northwestern Mutual Life should be considered only as bearing upon the ability of Northwestern Mutual Life to meet its obligations under the Contracts.




     The consolidated statement of financial position and the related consolidated summary of operations, statement of general contingency reserve and statement of cash flows for year ended December 31, 1996, will be filed by amendment.


                     The accompanying notes are an integral
                        part of the financial statements

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----

DISTRIBUTION OF THE CONTRACTS. . . . . . . . . . . . . . . . . . . . . . B-2

DETERMINATION OF ANNUITY PAYMENTS. . . . . . . . . . . . . . . . . . . . B-2
Amount of Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . B-2
Annuity Unit Value . . . . . . . . . . . . . . . . . . . . . . . . . . . B-3
Illustrations of Variable Annuity Payments . . . . . . . . . . . . . . . B-3

VALUATION OF ASSETS OF THE ACCOUNT . . . . . . . . . . . . . . . . . . . B-4

TRANSFERABILITY RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . B-4


PERFORMANCE DATA . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-4

EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-6

FINANCIAL STATEMENTS OF THE ACCOUNT. . . . . . . . . . . . . . . . . . . B-7
(for year ended December 31, 1996)

REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . .B-13
(for year ended December 31, 1996)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL LIFE . . . . . . . . . . . .B-14
(for the three years ended December 31, 1996)


REPORT OF INDEPENDENT ACCOUNTANTS. . . . . . . . . . . . . . . . . . . .B-__
(for the three years ended December 31, 1996)

                                     PART C
                                OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)   Financial Statements
               The financial statements of NML Variable Annuity Account B and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

               NML VARIABLE ANNUITY ACCOUNT B
               (for year ended December 31, 1996)
               Statement of Assets and Liabilities
               Statement of Operations and Changes in Equity
               Notes to Financial Statements
               Report of Independent Accountants

               THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
               (to be filed by amendment)
               (for the three years ended December 31, 1996)
               Consolidated Statement of Financial Position
               Consolidated Summary of Operations
               Consolidated Statement of General Contingency Reserve Consolidated Statement of Cash Flows
               Notes to Consolidated Financial Statements
               Report of Independent Accountants

         (b)   Exhibits

               EX-99.B11      Consent of Price Waterhouse LLP.
               EX-27          Financial Data Schedule for the period ended
                              December 31, 1996.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of February 1, 1997, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.


TRUSTEES

NAME                               BUSINESS ADDRESS
----                               ----------------
R. Quintus Anderson                Aarque Capital Corporation
                                   111 West Second Street
                                   Jamestown, NY 14701

Edward E. Barr                     Sun Chemical Corporation
                                   222 Bridge Plaza South
                                   Fort Lee, NJ  07024

Gordon T. Beaham III               Faultless Starch/Bon Ami Co.
                                   1025 West Eighth Street
                                   Kansas City, MO 64101


Robert C. Buchanan                 Fox Valley Corporation
                                   P.O. Box 727
                                   Appleton, WI  54912

Robert E. Carlson                  The Northwestern Mutual Life
                                   Insurance Company
                                   20 East Wisconsin Avenue
                                   Milwaukee, WI 53202

George A. Dickerman                Spalding Sports Worldwide
                                   425 Meadow Street
                                   P.O. Box 901
                                   Chicopee, MA  01021-0901

Thomas I. Dolan                    A.O. Smith Corporation
                                   P.O. Box 23971
                                   Milwaukee, WI 53223-0971

Pierre S. du Pont                  Richards, Layton and Finger
                                   1 Rodney Square
                                   Wilmington, DE 19801

James D. Ericson                   The Northwestern Mutual Life
                                   Insurance Company
                                   720 East Wisconsin Avenue
                                   Milwaukee, WI 53202

J. E. Gallegos                     Gallegos Law Firm
                                   460 St. Michaels Drive
                                   Building 300
                                   Santa Fe, NM 87501

Stephen N. Graff                   805 Lone Tree Road
                                   Elm Grove, WI 53122-2014

Patricia Albjerg Graham            420 Gutman
                                   Graduate School of Education
                                   Harvard University
                                   Cambridge, MA  02138

Stephen F. Keller                  The Santa Anita Companies
                                   P.O. Box 60014
                                   Arcadia, CA  91066-6014

Barbara A. King                    Landscape Structures, Inc.
                                   601 - 7th Street South
                                   Delano, MN 55328

J. Thomas Lewis                    Monroe & Lemann
                                   Suite 3300
                                   210 St. Charles Avenue
                                   New Orleans, LA 70170

Daniel F. McKeithan, Jr.           Tamarack Petroleum Company, Inc.
                                   Suite 1920
                                   777 East Wisconsin Avenue
                                   Milwaukee, WI 53202

Guy A. Osborn                      Universal Foods Corp.
                                   433 East Michigan Street
                                   Milwaukee, WI 53202


Donald J. Schuenke                 The Northwestern Mutual
                                   Life Insurance Company
                                   720 East Wisconsin Avenue
                                   Milwaukee, WI 53202

H. Mason Sizemore, Jr.             The Seattle Times
                                   P.O. Box 70
                                   Seattle, WA  98111

Harold Byron Smith, Jr.            Illinois Tool Works, Inc.
                                   3600 West Lake Avenue
                                   Glenview, IL 60625-5811

Sherwood H. Smith, Jr.             Carolina Power & Light Company
                                   P.O. Box 1551
                                   Raleigh, NC  27602

John E. Steuri                     52 River Ridge Road
                                   Little Rock, AR  72227-1518

John J. Stollenwerk                Allen-Edmonds Shoe Corporation
                                   201 East Seven Hills Road
                                   P.O. Box 998
                                   Port Washington, WI 53074-0998

Barry L. Williams                  Williams Pacific Ventures, Inc.
                                   1200 Bayhill Drive, Suite 300
                                   San Bruno, CA  94066

Kathryn D. Wriston                 870 United Nations Plaza
                                   Apartment 23-A
                                   New York, NY 10017

EXECUTIVE OFFICERS

     NAME                               TITLE
     ----                               -----

Deborah A. Beck          Senior Vice President
William H. Beckley       Vice President
Robert J. Berdan         Vice President
John M. Bremer           Senior Vice President, General Counsel and Secretary
Peter W. Bruce           Executive Vice President
Robert E. Carlson        Executive Vice President and Trustee
Steven T. Catlett        Vice President
Mark G. Doll             Senior Vice President
Thomas E. Dyer           Vice President
James W. Ehrenstrom      Senior Vice President
James D. Ericson         President and Chief Executive Officer, Trustee
Richard L. Hall          Senior Vice President
William C. Koenig, FSA   Senior Vice President and Chief Actuary
Gary E. Long             Vice President and Controller
Susan A. Lueger          Vice President
Meridee J. Maynard       Vice President
Donald L. Mellish        Vice President
Bruce L. Miller          Senior Vice President
Gregory C. Oberland      Vice President
Barbara F. Piehler       Vice President
James F. Reiskytl        Vice President
Virgil L. Renne, Jr.     Vice President - Employer Product Marketing
Mason G. Ross            Senior Vice President
John E. Schlifske        Vice President
Leonard F. Stecklein     Vice President - Policyowner Services
Frederic H. Sweet        Senior Vice President
Dennis Tamcsin           Senior Vice President
Martha M. Valerio        Vice President
W. Ward White            Vice President
Walt J. Wojcik           Senior Vice President
Edward J. Zore           Executive Vice President

OTHER OFFICERS

NAME                                    TITLE
----                                    -----

John M. Abbott                     Associate Director - Benefits Research
Ronald C. Alberts                  Associate Director-Public Markets
Maria J. Avila                     Assistant Controller
Michael J. Backus                  Associate Director of Information Systems
Jerome R. Baier                    Vice President
John E. Bailey                     Senior Actuary
Nicholas H. Bandow                 Assistant Director-Information Systems
Lynn F. Bardele                    Director - Corporate Services
Walter L. Barlow                   Assistant Director of Education
David A. Barras                    Associate Director
Bradford P. Bauer                  Assistant Director - Advanced Marketing

James M. Baumgartner               Officer - Underwriting Standards & Services
Beth M. Berger                     Assistant General Counsel & Assistant
                                     Secretary
James L. Bergschneider             Director - Underwriting Services
Frederick W. Bessette              Assistant General Counsel & Asst. Secretary
Carrie L. Bleck                    Assistant Director
D. Rodney Bluhm                    Assistant General Counsel
Donald T. Bobbs                    Associate Director
Timothy J. Bohannon                Vice President
Margaret Bowe Bonvicini            Associate Director - Employment & Affirmative
                                     Action
Willette Bowie                     Employee Relations Director
Mark C. Boyle                      Assistant General Counsel & Asst. Secretary
Martin R. Braasch                  Director - Underwriting Standards & Services
Patricia R. Braeger                Assistant Director - Information Systems
Mary P. Buczynski                  Assistant Director
William J. Buholzer                Employee Relations Director
Michael S. Bula                    Assistant General Counsel
Jerry C. Burg                      Associate Director - Field Benefits
Gregory B. Bynan                   Director - Corporate Services
Kim M. Cafaro                      Assistant General Counsel & Asst. Secretary
Shanklin B. Cannon, M.D.           Medical Director - Life Products/Research
Terese J. Capizzi                  Actuarial Products Officer
Kurt P. Carbon                     Assistant Regional Director
Thomas A. Carroll                  Director - Common Stock Division
Michael G. Carter                  Assistant General Counsel & Asst. Secretary
William W. Carter                  Associate Actuary
John E. Caspari                    Assistant Director - Advertising & Corporate
                                     Information
Walter J. Chossek                  Associate Controller
Thomas R. Christenson              Director - Employer Product Services
J. Thomas Christofferson           Vice President
Eric P. Christophersen             Associate Director
David D. Clark                     Director - Real Estate Investments
Alan E. Close                      Associate Controller
Carolyn M. Colbert                 Assistant Director - New Business
Timothy S. Collins                 Director
Margaret Winter Combe              Director - Corporate Development
Virginia A. Corwin                 Assistant Director - New Business
Barbara E. Courtney                Associate Director
J. Scott Craig                     Associate Director
Larry A. Curran                    Actuarial Administrative Officer
Daniel G. Cuske                    Associate Director - Fixed Income
Brian H. Davidson                  Associate Director
Thomas H. Davis                    Associate Director - Information Systems
Jefferson V. De Angelis            Vice President - Fixed Income
Nicholas De Fino                   Assistant Director
David J. Derfus                    Assistant Controller
Carol A. Detlaf                    Director - Annuity Services
John Diliberti                     Assistant Director - New Business
Joseph Dobering, III               Director - Underwriting Standards & Services

Lisa C. Dodd                       Associate Actuary
Richard P. Dodd                    Assistant Director
Daniel C. Dougherty                Director - Individual Product Marketing
Margaret T. Dougherty              Assistant Director - Information Systems
William O. Drehfal                 Assistant Director - Media Services
Jeffrey S. Dunn                    Vice President
John E. Dunn                       Assistant General Counsel & Secretary
Somayajulu Durvasula               Assistant Director - Field Financial
James R. Eben                      Assistant General Counsel and Assistant
                                     Secretary
Christina H. Fiasca                Director - Policyowner Services
Zenia J. Fieldbinder               Assistant Director - Employer Product
Services
Richard F. Fisher                  Senior Actuary
Dennis J. Fitzpatrick              Director - Advanced Marketing
Jon T. Flaschner                   Director - Policyowner Services
Donald Forecki                     Investment Officer
Phillip B. Franczyk                Vice President
Stephen H. Frankel                 Vice President
Anne A. Frigo                      Assistant Director
H. Daniel Gardner                  Vice President & Insurance Counsel
Richard R. Garthwait               Vice President - Field Financial
David L. Georgenson                Director - Agent Development
Paulette A. Getschman              Assistant Director - Policyowner Services
James W. Gillespie                 Vice President
Walter M. Givler                   Director - Corporate Services
Robert K. Gleeson, M.D.            Vice President - Medical Director
Mark J. Gmach                      Assistant Regional Director - Agency
Linda J. Gorens-Levey              Associate Director
David Lee Gosse                    Assistant Director - Disability Benefits
William F. Grady                   Associate Director of Field Finances
Francis A. Grandelis               Assistant Director
John M. Grogan                     Assistant General Counsel and Assistant
                                     Secretary
Jill M. Grueninger                 Associate Director
Thomas C. Guay                     Associate Director
Colleen M. Gunther                 Investment Officer
Gerald A. Haas                     Assistant Director - Information Systems
Stanley K. Hall                    Assistant Director - Policyowner Services
Thomas P. Hamilton                 Associate Director - Information Systems
Lori A. Hanes                      Director - Human Resources
William M. Harris                  Assistant Regional Director - South
Dennis R. Hart                     Assistant Director - Agent Development
James C. Hartwig                   Vice President - Advanced Marketing
Paul F. Heaton                     Assistant General Counsel and Assistant
                                     Secretary
William L. Hegge                   Associate Director of Telecommunications
Wayne F. Heidenreich               Associate Medical Director
Jacquelyn F. Heise                 Associate Director - Information Systems
Robert L. Hellrood                 Director - New Business
Herbert F. Hellwig                 Assistant Director - Individual Annuity
                                     Marketing

Jane A. Herman                     Assistant Director - Term Upgrade
Gary M. Hewitt                     Vice President & Treasurer
Donna R. Higgins                   Assistant Director - Information Systems
David L. Hilbert                   Investment Officer
Susan G. Hill                      Assistant Director
Hugh L. Hoffman                    Assistant Director - Information Systems
Richard S. Hoffmann                Director - Audit
Susan M. Hoffmann                  Life Product Officer
Bruce Holmes                       Associate Actuary
Cindy L. Jackson                   Associate Director
James C. Jackson                   Investment Officer
Meg E. Jansky                      Assistant Director
Michael D. Jaquint                 Assistant Actuary
Michael P. Johnson                 Investment Officer
Dolores A. Juergens                Associate Director of Restaurant Operations
Marilyn J. Katz                    Assistant Director - Medical Consultants
Peter Keehn                        Investment Officer
John W. Keller                     Managing Actuary
Michael Kelly                      Assistant Director
Kevin C. Kennedy                   Assistant Director - Architecture
James B. Kern                      Regional Director - Central Region
David R. Keuler                    Associate Director
Carson D. Keyes                    Vice President
Donald C. Kiefer                   Vice President
Mark E. Kishler                    Investment Officer
Allen B. Kluz                      Director - Field Financial
Beatrice C. Kmiec                  Assistant Regional Director - East
Daniel C. Knuth                    Investment Officer
William S. Koch                    Assistant Regional Director - Agency
A. Kipp Koester                    Vice President
John L. Kordsmeier                 Director - Human Resources
Dennis Korjenek, Jr.               Director - Fixed Income
Robert J. Kowalsky                 Assistant Director - Information Systems
Carol L. Kracht                    Assistant General Counsel & Asst. Secretary
Todd L. Laszewski                  Assistant Actuary
Patrick J. Lavin                   Director - Life & Disability Benefits
Patrick W. Lavin                   Assistant Treasurer & Assistant Secretary
James L. Lavold                    Associate Director - Meetings
Russell M. Lemken                  Assistant Director - Consumer Research
Sally Jo Lewis                     Assistant General Counsel & Asst. Secretary
Mark P. Lichtenberger              Assistant Director - LINK Technical Planning
Steven M. Lindstedt                Assistant Director - Information Systems
Melissa C. Lloyd                   Assistant Director
James Lodermeier                   Assistant Director - Tax Planning
James G. Loduha                    Director - Asset Management
George R. Loxton                   Assistant General Counsel & Assistant
                                     Secretary
Mary M. Lucci                      Director - New Business
Mark J. Lucius                     Corporate Information Officer
Jeffrey J. Lueken                  Associate Director
Merrill C. Lundberg                Assistant General Counsel & Asst. Secretary

Jon K. Magalska                    Associate Actuary
Jean M. Maier                      Director - New Business
Joseph Maniscalco                  Associate Director - Information Systems
Jeffrey S. Marks                   Multi Life, Research & Reinsurance
                                     Officer
Steve Martinie                     Assistant General Counsel & Asst. Secretary
Ted A. Matchulat                   Actuarial Products Officer
Margaret McCabe                    Associate Director - Policy Benefits Systems
Richard A. McComb                  Director - Human Resources
William L. McCown                  Vice President & Investment Counsel
Paul E. McElwee                    Assistant General Counsel & Asst. Secretary
James L. McFarland                 Assistant General Counsel & Secretary
Mary C. McIntosh                   Assistant Director - Field Financial
Daniel E. McGinley                 Assistant Director - Management Development
Mark J. McLennon                   Assistant Director - Advanced Marketing
Robert J. Meiers                   Ad Valorem Tax Manager
Larry S. Meihsner                  Assistant General Counsel & Assistant
                                     Secretary
Robert G. Meilander                Vice President
Kelly H. Mess                      Investment Officer
Charles L. Messler                 Director - Natural Gas Sales
Richard E. Meyers                  Assistant General Counsel
Jay W. Miller                      Vice President & Tax Counsel
Sara K. Miller                     Vice President
Tom M. Mohr                        Director of Policyowner Services - South
Richard C. Moore                   Associate Actuary
Scott J. Morris                    Assistant General Counsel and Assistant
                                     Secretary
Sharon A. Morton                   Investment Officer
Adrian J. Mullin                   Assistant Director - Individual Product
                                     Marketing
Randolph J. Musil                  Assistant Director - Advanced Marketing
David K. Nelson                    Assistant General Counsel
Ronald C. Nelson                   Director
James J. Nemec                     Vice President
Karen M. Niessing                  Assistant Director - Policyowner Services
Donald L. O'Dell                   Vice President
Daniel J. O'Meara                  Director - Field Financial
John K. O'Meara                    Assistant Director - Advanced Marketing
Mary Joy O'Meara                   Assistant Director - Advanced Marketing
Kathleen A. Oman                   Associate Director - Information Systems
Thomas A. Pajewski                 Investment Research Officer
Arthur V. Panighetti               Director - Tax Planning
Christen L. Partleton              Assistant Director - Policyowner Services
Dennis L. Paul                     Assistant General Counsel
David W. Perez                     Assistant General Counsel
Judith L. Perkins                  Assistant General Counsel & Asst. Secretary
Wilson D. Perry                    Assistant General Counsel & Asst. Secretary
Gary N. Peterson                   Actuary
John C. Peterson                   Director of Policyowner Services - West
Harvey W. Pogoriler                Assistant General Counsel

Gary A. Poliner                    Vice President
Randolph R. Powell, M.D.           Medical Director
Mark A. Prange                     Associate Director - Information Systems
David R. Remstad                   Senior Actuary
David R. Retherford                Assistant Director of New Business - Central
Stephen M. Rhode                   Assistant Director - Qualified Benefits
Robert C. Richardson               Investment Officer
Richard R. Richter                 Vice President
Marcia Rimai                       Vice President - Litigation Counsel
Michael J. Riordan                 Assistant General Counsel & Secretary
Kathleen M. Rivera                 Vice President - Insurance Counsel
Faith B. Rodenkirk                 Assistant Director - Group Marketing
James S. Rolfsmeyer                Assistant Director - Information Systems
Larry R. Roscoe                    Assistant Director - Compliance
Lora A. Rosenbaum                  Associate Director
Robert K. Roska                    Associate Director - Information Systems
Sue M. Roska                       Director - Systems and Services
Robert M. Ruess                    Vice President
Harry L. Ruppenthal                Director of Policyowner Services - East
Stephen G. Ruys                    Assistant Director - Information Systems
Santo Saliture                     Associate Director of Advertising & Corporate
                                     Information
Rose Kordich Sasich                Assistant Director of Systems
Mary Ann Schachtner                Assistant Director - Life Insurance Marketing
Thomas F. Scheer                   Assistant General Counsel & Asst. Secretary
Carlen A. Schenk                   Assistant Director
Jane A. Schiltz                    Director - Individual Product
Emily K. Schleinz                  Investment Officer
Kathleen H. Schluter               Assistant General Counsel & Secretary
Calvin R. Schmidt                  Assistant Director - Information Systems
Richard A. Schnell                 Assistant Director - Asset Management
John O. Schnorr                    Assistant Director
Margaret R. Schoewe                Vice President - Information Systems
Todd M. Schoon                     Assistant Regional Director - Agency
Jeffrey G. Schragin                Associate Medical Director
John F. Schroeder                  Associate Director of Field Office Real
                                    Estate
Melva T. Seabron                   Director
Norman W. Seguin, II               Investment Officer - Ad Valorem Taxes
Catherine L. Shaw                  Assistant General Counsel & Asst. Secretary
John E. Sheaffer, Jr.              Assistant Director - Agent Development
Catherine A. Siebert               Investment Officer
Janet Z. Silverman                 Assistant Director - New Business
Stephen M. Silverman               Assistant General Counsel
David W. Simbro                    Senior Actuary
Eugene R. Skaggs                   Vice President
Paul W. Skalecki                   Assistant Actuary
Cynthia S. Slavik                  Assistant Director - Environmental Engineer
Ignatius L. Smetek                 Director - Common Stocks
Lois A. Smith                      Director - Asset Management
Mark W. Smith                      Assistant General Counsel & Asst. Secretary

Warren L. Smith, Jr.               Investment Officer - Architecture
Steven W. Speer                    Director - Individual Product Marketing
Robert J. Spellman, M.D.           Vice President & Chief Medical Director
Barbara J. Stansberry              Director - Administrative Services/Medical
                                     Studies
Jason Steigman                     Investment Product Officer
Bonnie L. Steindorf                Director - Department Operations
Karen J. Stevens                   Assistant General Counsel & Asst. Secretary
Richard A. Strait                  Vice President
Linda L. Streifender               Associate Director - Training &
                                     Communications
Steven J. Stribling                Associate Actuary
Stephen J. Strommen                Associate Director - Financial Planning
                                   Theodore H. Strupp  Assistant Director
Daniel J. Suprenant                Director - Group Disability Marketing
Christopher P. Swain               Investment Officer
Steven P. Swanson                  Vice President
Rachel L. Taknint                  Assistant General Counsel & Asst. Secretary
Thomas Talajkowski                 Assistant Director - Tax
                                     Compliance
William H. Taylor                  Assistant Director - Advanced Marketing
Paul B. Tews                       Associate Director - Investment Planning
J. Edward Tippetts                 Vice President
Susan M. Tompkins                  Director - Recruitment & Management
Chris J. Torkelson                 Assistant Director
Thomas W. Towers                   Associate Director - Public Relations
Linda K. Tredupp                   Assistant Director - Information Systems
Chris G. Trost                     Associate Actuary
Julie Van Cleave                   Director - Common Stock
Mark J. Van Cleave                 Assistant Director of Marketing Research
Michael T. Van Grinsven            Assistant Director - Management Development
Mary Beth Van Groll                Vice President - Information Systems
Patricia L. Van Kampen             Vice President - Common Stocks
Gloria J. Venski                   Assistant Director - Disability Benefits
Richard F. Von Haden               Director - Real Estate Production
Margaret A. Wainer                 Assistant Director - Corporate Planning &
                                     Information
William R. Walker                  Director - Common Stock
Scott E. Wallace                   Assistant Director - Operations
Hal W. Walter                      Vice President
Robert J. Waltos                   Regional Director - Agency
P. Andrew Ware                     Vice President
Kathleen S. Warner                 Assistant Director - Asset Management
Mary L. Wehrle-Schnell             Associate Director - Information Systems
Daniel T. Weidner                  Assistant Director - Information Systems
Ronald J. Weir                     Associate Director - Information Systems
Kenneth D. Weiser                  Assistant Director - Sales Services
Karen J. Weiss                     Senior Actuary
Kenneth R. Wentland                Assistant Director of Policyowner Services -
                                     East
Sandra D. Wesley                   Assistant Director of Special Projects

Anna C. Westfall                   Financial Officer
Charles D. Whittier                Assistant Director - Disability Income
                                     Marketing
Catherine A. Wilbert               Assistant General Counsel & Secretary
David L. Wild                      Director - Corporate Services
Jeffrey B. Williams                Risk Manager
John K. Wilson                     Assistant Director - Individual Product
                                     Marketing
                                   Debra C. Wing  Investment Officer
Penelope A. Woodcock               Associate Director - Benefit Systems
Stanford A. Wynn                   Assistant Director - Advanced Marketing
Catherine M. Young                 Assistant General Counsel & Secretary
Michael L. Youngman                Vice President - Legislative Representative
James A. Youngquist                Associate Actuary
Richard S. Zakrzewski              Associate Research Officer
John Zao                           Assistant Director - Information Systems
Diana M. Zawada                    Assistant Director
Rick T. Zehner                     Director - Corporate Planning
Patricia A. Zimmermann             Investment Officer - Real Estate Systems
Ray Zimmermann                     Director - LINK Information Network
Philip R. Zweig                    Director - Technical Support
Robert E. Zysk                     Director - Tax Compliance

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

          The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"), as of December 31, 1996, are set forth on pages C-12 and C-13. In addition to the subsidiaries set forth on pages C-12 and C-13, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual Life:

     1. NML Variable Annuity Account A
     2. NML Variable Annuity Account B
     3. NML Variable Annuity Account C
     4. Northwestern Mutual Variable Life Account

     Northwestern Mutual Series Fund, Inc. (the "Fund"), shown on page C-12 as a subsidiary of Northwestern Mutual Life, is an investment company, registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified above; and the shares of the Fund held in connection with certain of the accounts are voted by Northwestern Mutual Life in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                          NML CORPORATE STRUCTURE CHART*

The Northwestern Mutual Life Insurance Company
General Account
NML Variable Annuity Account A
NML Variable Annuity Account B
NML Variable Annuity Account C
NML Group Annuity Separate Account
NML Variable Life Account
Eiger Corporation - 100%
Northwestern Mutual Life Foundation, Inc. - 100%
NML Corporation - 100%
Standard of America Life Insurance Company - 100%
Saskatoon Centre, Limited (inactive) - 100%
Northwestern Mutual Series Fund, Inc. (and its 9 portfolios) - 100%
 MGIC Investment Corporation - 18%. MGIC holds 100% of the voting stock of the following: Mortgage Guaranty Reinsurance Corporation, MGIC, MGIC Reinsurance Corporation, MGIC Mortgage Insurance Corporation, and various subsidiaries.
Baird Financial Corporation - 92.22%.  Baird Financial Corporation holds 100%
 of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
Northwestern Mutual Investment Services, Inc. - 100%
The Grand Avenue Corporation - 98.54%
Marina Pacific, Ltd. - 100%
NW Pipeline, Inc. - 100%
NML - Bellevue Corporation - 100%
Solar Resources, Inc. - 100%
NH Corporation (inactive) - 100%
Rocket Sports, Inc. - 100%
Summit Sports, Inc. - 100%
Greenway Sports, Inc. - 100%
Painted Rock Development Corporation - 100%
NML Development Corporation - 100%
Stadium and Arena Management, Inc. - 100%
RE Corporation - 100%
Carlisle Ventures, Inc. - 100%
INV Corp. - 100%
Buffalo Promotions, Inc. - 100%
Park Forest Northeast, Inc. - 100%
NW Greenway #1 - 100%
NW Greenway #9 - 100%
Travers International Sales, Inc. - 100%
Highbrook International Sales, Inc. - 100%
Elderwood International Sales, Inc. - 100%
Mallon International Sales, Inc. - 100%
Higgins, Inc. - 100%                        * Includes all NML mutual
Hobby, Inc. - 100%                            funds and other corpor-
Logan, Inc. - 100%                            ations of which 50% or
Baraboo, Inc. - 100%                          more voting power con-
Mitchell, Inc. - 100%                         trolled by NML.
Elizabeth International Sales, Inc. - 100%
Sean International Sales, Inc. - 100%                     12-31-96

                       NML CORPORATE STRUCTURE, CONTINUED*

Alexandra International Sales, Inc. - 100%
Brian International Sales, Inc. - 100%
Jack International Sales, Inc. - 100%
Brendan International Sales, Inc. - 100%
Justin International FSC, Inc. - 100%
Cass Corporation - 100%
Mason & Marshall, Inc. - 100%
North Van Buren, Inc. - 100%
Northwestern Mutual Life International, Inc. - 100%
White Oaks, Inc. - 100%
Burgundy, Inc. - 100%
Hazel, Inc. - 100%
Maroon, Inc. - 100%
Coral, Inc. - 100%
Russet, Inc. - 100%
Amber, Inc. - 100%
Bradington-Young, Inc. - 50%

















                                             * Includes all NML mutual
                                               funds and other corporations of
                                               which 50% or more of voting
                                               power controlled by NML

                                                                 12-31-96

Item 27. NUMBER OF CONTRACT OWNERS

          As of January 31, 1997, 180,409 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 147,549 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 32,860 such contracts were not so issued.

Item 28.  INDEMNIFICATION

          That portion of the By-laws of Northwestern Mutual Life relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual Life, amended by resolution and previously filed as an exhibit to the Registration Statement.

Item 29.  PRINCIPAL UNDERWRITERS

          (a) Northwestern Mutual Investment Services, Inc. ("NMIS"), the co-depositor of the Registrant, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for Northwestern Mutual Variable Life Account, a separate investment account of Northwestern Mutual Life registered under the Investment Company Act of 1940 as a unit investment trust. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

          (b)  The directors and officers of NMIS are as follows:

      Name                                        Position
      ----                                        --------

Deborah A. Beck                 Vice President, Variable Life Administration
William H. Beckley              Executive Vice President, Sales
Peter W. Bruce                  Director
Robert E. Carlson               Director
Thomas A. Carroll               Vice President - Common Stocks
Walter J. Chossek               Treasurer
Barbara E. Courtney             Assistant Treasurer
Jefferson V. De Angelis         Vice President - Fixed Income Securities
Mark G. Doll                    Executive Vice President, Investment Advisory
                                   Services
James R. Eben                   Assistant Secretary
Richard L. Hall                 President and CEO
Beatrice C. Kmiec               Assistant Vice President, Variable Life
                                   Administration
Patrick W. Lavin                Assistant Treasurer
Merrill C. Lundberg             Secretary
Meridee J. Maynard              Vice President, Variable Annuity Administration
                                   and Marketing
Donald Parker                   Assistant Manager, Office of Supervisory
                                   Jurisdiction
Virgil L. Renne, Jr.            Vice President, Variable Life Marketing
Larry R. Roscoe                 Vice President and Chief Compliance Officer
Ignatius L. Smetek              Vice President - Common Stocks
Leonard F. Stecklein            Vice President, Sales Support
Steven P. Swanson               Vice President

Carla A. Thoke                  Manager, Offfice of Supervisory Jurisdiction
Julie Van Cleave                Vice President - Common Stocks
Patricia L. Van Kampen          Vice President - Common Stocks
William R. Walker               Vice President
Edward J. Zore                  Director

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

          (c) During 1996 life insurance agents of Northwestern Mutual Life who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $17,556,375 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual Life at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31.  MANAGEMENT SERVICES

          There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32.  UNDERTAKINGS

          (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the

Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          (e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES

          Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the "no-action letter"). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)-(4) thereof have been complied with.

                                   SIGNATURES

          As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 27th day of February, 1997.

                                             NML VARIABLE ANNUITY ACCOUNT B
                                             (Registrant)

                                             By THE NORTHWESTERN MUTUAL LIFE
                                                INSURANCE COMPANY
                                             (Depositor)

Attest:  JOHN M. BREMER                 By:  JAMES D. ERICSON
         -----------------------------       --------------------------
         John M. Bremer                      James D. Ericson, President
         Senior Vice President,              and Chief Executive Officer
         General Counsel and Secretary
                                        By   NORTHWESTERN MUTUAL
                                             INVESTMENT SERVICES, INC.
                                             (Depositor)

Attest:  MERRILL C. LUNDBERG            By:  RICHARD L. HALL
         -------------------                 ----------------
         Merrill C. Lundberg, Secretary      Richard L. Hall
                                             President and CEO

          As required by the Securities Act of 1933, this Amended Registration
Statement has been signed by the depositors on the   th day of February, 1997.

                                        THE NORTHWESTERN MUTUAL LIFE
                                        INSURANCE COMPANY
                                        (Depositor)

Attest:   JOHN M. BREMER                By:  JAMES D. ERICSON
          -----------------------------      ---------------------------
          John M. Bremer                     James D. Ericson
          Senior Vice President,             President and Chief
          General Counsel and Secretary      Executive Officer

                                        NORTHWESTERN MUTUAL INVESTMENT
                                        SERVICES, INC.
                                        (Depositor)

Attest:   MERRILL C. LUNDBERG           By:  RICHARD L. HALL
          -----------------------------      ---------------------------
          Merrill C. Lundberg, Secretary     Richard L. Hall
                                             President and CEO

          As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

Signature                          Title
---------                          -----

                              Trustee, President and
JAMES D. ERICSON              Principal Executive and       Dated February
---------------------         Financial Officer             27, 1997
James D. Ericson

GARY E. LONG                  Vice President, Controller
------------------------      and Principal Accounting
Gary E. Long                  Officer

HAROLD B. SMITH*              Trustee
------------------------
Harold B. Smith

J. THOMAS LEWIS*              Trustee
------------------------
J. Thomas Lewis

PATRICIA ALBJERG GRAHAM*      Trustee
------------------------
Patricia Albjerg Graham


DONALD J. SCHUENKE*           Trustee
------------------------
Donald J. Schuenke


R. QUINTUS ANDERSON*          Trustee
------------------------
R. Quintus Anderson

STEPHEN F. KELLER*            Trustee                  Dated
------------------------                          February 27, 1997
Stephen F. Keller

PIERRE S. DU PONT*            Trustee
------------------------
Pierre S. du Pont

J. E. GALLEGOS*               Trustee
------------------------
J. E. Gallegos


THOMAS I. DOLAN*              Trustee
------------------------
Thomas I. Dolan


KATHRYN D. WRISTON*           Trustee
------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*            Trustee
------------------------
Barry L. Williams


GORDON T. BEAHAM III*         Trustee
------------------------
Gordon T. Beaham III

DANIEL F. MCKEITHAN, JR.*     Trustee
------------------------
Daniel F. McKeithan, Jr.


ROBERT E. CARLSON*            Trustee
------------------------
Robert E. Carlson


EDWARD E. BARR*               Trustee
------------------------
Edward E. Barr


ROBERT C. BUCHANAN*           Trustee
------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*       Trustee
------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE*            Trustee             Dated
------------------------                     February  27, 1997
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*          Trustee
------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*          Trustee
------------------------
George A. Dickerman


GUY A. OSBORN*                Trustee
------------------------
Guy A. Osborn


JOHN E. STEURI*               Trustee
------------------------
John E. Steuri


STEPHEN N. GRAFF*             Trustee
------------------------
Stephen N. Graff


BARBARA A. KING*              Trustee
------------------------
Barbara A. King


*By: JAMES D. ERICSON
     ------------------------------------------
     James D. Ericson, Attorney in Fact pursuant
     to the Power of Attorney attached hereto

                                POWER OF ATTORNEY


     The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Robert E. Carlson, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 1996 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 24th day of July, 1996.



                              R. QUINTUS ANDERSON                        Trustee
                              -------------------------------------------
                              R. Quintus Anderson



                              EDWARD E. BARR                             Trustee
                              -------------------------------------------
                              Edward E. Barr



                              GORDON T. BEAHAM III                       Trustee
                              -------------------------------------------
                              Gordon T. Beaham III



                              ROBERT C. BUCHANAN                         Trustee
                              -------------------------------------------
                              Robert C. Buchanan



                              ROBERT E. CARLSON                          Trustee
                              -------------------------------------------
                              Robert E. Carlson



                              GEORGE A. DICKERMAN                        Trustee
                              -------------------------------------------
                              George A. Dickerman

                              THOMAS I. DOLAN                            Trustee
                              -------------------------------------------
                              Thomas I. Dolan



                              PIERRE S. DU PONT                          Trustee
                              -------------------------------------------
                              Pierre S. du Pont



                              JAMES D. ERICSON                           Trustee
                              -------------------------------------------
                              James D. Ericson



                              J. E. GALLEGOS                             Trustee
                              -------------------------------------------
                              J. E. Gallegos



                              STEPHEN N. GRAFF                           Trustee
                              -------------------------------------------
                              Stephen N. Graff



                              PATRICIA ALBJERG GRAHAM                    Trustee
                              -------------------------------------------
                              Patricia Albjerg Graham



                              STEPHEN F. KELLER                          Trustee
                              -------------------------------------------
                              Stephen F. Keller



                              BARBARA A. KING                            Trustee
                              -------------------------------------------
                              Barbara A. King



                              J. THOMAS LEWIS                            Trustee
                              -------------------------------------------
                              J. Thomas Lewis



                              DANIEL F. McKEITHAN, JR.                   Trustee
                              -------------------------------------------
                              Daniel F. McKeithan, Jr.

                              GUY A. OSBORN                              Trustee
                              -------------------------------------------
                              Guy A. Osborn



                              DONALD J. SCHUENKE                         Trustee
                              -------------------------------------------
                              Donald J. Schuenke



                              H. MASON SIZEMORE, JR.                     Trustee
                              -------------------------------------------
                              H. Mason Sizemore, Jr.



                              HAROLD B. SMITH                            Trustee
                              -------------------------------------------
                              Harold B. Smith



                              SHERWOOD H. SMITH, JR.                     Trustee
                              -------------------------------------------
                              Sherwood H. Smith, Jr.



                              JOHN E. STEURI                             Trustee
                              -------------------------------------------
                              John E. Steuri



                              JOHN J. STOLLENWERK                        Trustee
                              -------------------------------------------
                              John J. Stollenwerk



                              BARRY L. WILLIAMS                          Trustee
                              -------------------------------------------
                              Barry L. Williams



                              KATHRYN D. WRISTON                         Trustee
                              -------------------------------------------
                              Kathryn D. Wriston

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                       POST-EFFECTIVE AMENDMENT NO. 54 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT B


Exhibit Number                Exhibit Name
--------------                ------------

EX-99.B11                     Consent of Price Waterhouse LLP.

EX-27                         Financial Data Schedule for period
                              ended December 31, 1996.